UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number:	3235-0578
Washington, D.C. 20549	Expires:	May 31, 2007
Estimated average burden
hours per response..........21.09
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5857

Columbia Funds Institutional Trust (formerly CMG Fund Trust)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq.
Columbia Management Advisors, LLC
One Financial Center
Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	7/31/06

Date of reporting period:	4/30/06

Item 1.  Schedule of Investments.

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 25.8%
BASIC MATERIALS — 0.6%
Chemicals — 0.0%
EI. Dupont De Nemours & Co.
	3.375% 11/15/07	5,000	4,860
Praxair, Inc.
	6.900% 11/01/06	10,000	10,078
		Chemicals Total	14,938
Forest Products & Paper — 0.3%
Westvaco Corp.
	8.200% 01/15/30	125,000	136,162
		Forest Products & Paper Total	136,162
Metals & Mining — 0.3%
Alcan, Inc.
	4.500% 05/15/13	175,000	161,329
		Metals & Mining Total	161,329
		BASIC MATERIALS TOTAL	312,429
COMMUNICATIONS — 2.8%
Media — 0.7%
Jones Intercable, Inc.
	7.625% 04/15/08	200,000	206,912
Time Warner, Inc.
	6.625% 05/15/29	200,000	193,822
		Media Total	400,734
Telecommunication Services — 2.1%
AT&T, Inc.
	4.125% 09/15/09	200,000	191,473
	5.750% 05/02/06	13,000	13,000
BellSouth Corp.
	5.000% 10/15/06	10,000	9,986
British Telecommunications PLC
	8.375% 12/15/10	4,000	4,441
Deutsche Telekom International Finance BV
	8.000% 06/15/10	150,000	162,601
Sprint Capital Corp.
	6.875% 11/15/28	200,000	205,584
Verizon Global Funding Corp.
	7.250% 12/01/10	300,000	316,882
	7.750% 12/01/30	3,000	3,313
Verizon New England, Inc.
	6.500% 09/15/11	34,000	34,501

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Vodafone Group PLC
	5.000% 12/16/13	13,000	12,174
	7.750% 02/15/10	200,000	213,892
	Telecommunication Services Total		1,167,847
		COMMUNICATIONS TOTAL	1,568,581
CONSUMER CYCLICAL— 2.1%
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	150,000	173,997
		Auto Manufacturers Total	173,997
Home Builders — 0.4%
D.R. Horton, Inc.
	5.625% 09/15/14	225,000	211,440
		Home Builders Total	211,440
Retail — 1.4%
Costco Wholesale Corp.
	5.500% 03/15/07	6,000	6,014
Home Depot, Inc.
	4.625% 08/15/10	300,000	291,098
Lowe’s Companies, Inc.
	6.500% 03/15/29	175,000	181,263
Target Corp.
	5.375% 06/15/09	5,000	5,007
	5.400% 10/01/08	9,000	9,031
	5.875% 03/01/12	6,000	6,083
Wal-Mart Stores, Inc.
	4.000% 01/15/10	300,000	286,064
	4.550% 05/01/13	9,000	8,464
	5.450% 08/01/06	4,000	4,002
		Retail Total	797,026
	CONSUMER CYCLICAL TOTAL		1,182,463
CONSUMER NON-CYCLICAL — 2.9%
Beverages — 0.3%
Anheuser-Busch Companies, Inc.
	5.750% 04/01/10	50,000	50,557
	5.950% 01/15/33	12,000	11,664

2

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages — (continued)
Coca-Cola Co.
	5.750% 03/15/11		4,000	4,063
Diageo Capital PLC
	3.500% 11/19/07		110,000	107,059
Diageo Finance BV
	3.000% 12/15/06		19,000	18,740
PepsiCo, Inc.
	5.750% 01/15/08		6,000	6,048
			Beverages Total	198,131
Cosmetics/Personal Care — 0.2%
Gillette Co.
	2.500% 06/01/08		85,000	80,413
Procter & Gamble Co.
	4.750% 06/15/07		9,000	8,964
			Cosmetics/Personal Care Total	89,377
Food — 1.0%
General Mills, Inc.
	2.625% 10/24/06		200,000	197,462
Kroger Co.
	6.200% 06/15/12		185,000	186,762
Safeway, Inc.
	4.950% 08/16/10		170,000	164,508
			Food Total	548,732
Healthcare Products — 0.5%
Baxter FinCo BV
	4.750% 10/15/10	(a)	275,000	265,373
Johnson & Johnson
	6.625% 09/01/09		7,000	7,296
			Healthcare Products Total	272,669
Healthcare Services — 0.5%
UnitedHealth Group, Inc.
	3.375% 08/15/07		200,000	195,220
WellPoint, Inc.
	6.800% 08/01/12		100,000	105,539
			Healthcare Services Total	300,759
Household Products/Wares — 0.4%
Fortune Brands, Inc.
	2.875% 12/01/06		6,000	5,917
	5.375% 01/15/16		250,000	237,175
Kimberly-Clark Corp.

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — (continued)
	5.625% 02/15/12	7,000	7,025
		Household Products/Wares Total	250,117
	CONSUMER NON-CYCLICAL TOTAL		1,659,785
ENERGY — 1.8%
Oil & Gas — 0.9%
BP Capital Markets PLC
	2.750% 12/29/06	12,000	11,808
ChevronTexaco Capital Co.
	3.500% 09/17/07	211,000	206,288
Conoco Funding Co.
	5.450% 10/15/06	119,000	119,091
Marathon Oil Corp.
	6.800% 03/15/32	175,000	185,286
		Oil & Gas Total	522,473
Pipelines — 0.9%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	175,000	184,994
TransCanada Corp.
	5.850% 03/15/36	300,000	283,285
		Pipelines Total	468,279
		ENERGY TOTAL	990,752
FINANCIALS — 11.8%
Banks — 2.3%
Bank of New York Co., Inc.
	3.900% 09/01/07	12,000	11,783
Bank One Corp.
	6.000% 08/01/08	27,000	27,384
Barclays Bank PLC
	7.400% 12/15/09	3,000	3,190
Deutsche Bank Financial, Inc.
	6.700% 12/13/06	7,000	7,053
Huntington National Bank
	2.750% 10/16/06	7,000	6,922
Mellon Funding Corp.
	4.875% 06/15/07	8,000	7,968
National City Bank
	4.625% 05/01/13	18,000	16,816
PNC Funding Corp.

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	5.750% 08/01/06	19,000	19,021
SunTrust Banks, Inc.
	6.375% 04/01/11	3,000	3,107
	7.750% 05/01/10	10,000	10,816
U.S. Bank NA
	2.850% 11/15/06	12,000	11,835
	6.375% 08/01/11	290,000	301,261
Wachovia Corp.
	4.875% 02/15/14	400,000	374,872
Wells Fargo & Co.
	3.500% 04/04/08	120,000	116,243
	4.920% 03/10/08(b)	380,000	380,082
		Banks Total	1,298,353
Diversified Financial Services — 7.1%
American Express Co.
	3.750% 11/20/07	5,000	4,891
	4.750% 06/17/09	8,000	7,882
	5.500% 09/12/06	14,000	14,011
American Express Credit Corp.
	3.000% 05/16/08	300,000	286,871
American General Finance Corp.
	2.750% 06/15/08	5,000	4,742
	5.375% 09/01/09	50,000	49,816
Associates Corp. of North America
	6.950% 11/01/18	11,000	11,999
Bear Stearns Companies, Inc.
	4.500% 10/28/10	18,000	17,308
	5.700% 01/15/07	9,000	9,024
	6.500% 05/01/06	200,000	200,007
Capital One Financial Corp.
	5.500% 06/01/15	210,000	200,019
Caterpillar Financial Services Corp.
	2.350% 09/15/06	9,000	8,907
	5.950% 05/01/06	12,000	12,000
CIT Group, Inc.
	3.375% 04/01/09	23,000	21,751
	7.375% 04/02/07	7,000	7,125
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	6,000	6,129
Citigroup, Inc.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	5.000% 09/15/14	430,000	407,107
Countrywide Home Loans, Inc.
	2.875% 02/15/07	200,000	196,021
	5.500% 08/01/06	24,000	24,009
General Electric Capital Corp.
	5.000% 01/08/16	500,000	472,009
	6.750% 03/15/32	27,000	29,066
Goldman Sachs Group, Inc.
	4.125% 01/15/08	4,000	3,927
	6.345% 02/15/34	325,000	312,703
HSBC Finance Corp.
	5.000% 06/30/15	350,000	326,719
	7.200% 07/15/06	18,000	18,069
International Lease Finance Corp.
	4.500% 05/01/08	4,000	3,935
JPMorgan Chase Capital XV
	5.875% 03/15/35	325,000	295,746
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	27,000	26,475
	5.000% 01/14/11	225,000	220,660
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	7,000	6,975
	3.700% 04/21/08	8,000	7,769
	4.125% 01/15/09	200,000	193,977
	6.000% 02/17/09	12,000	12,185
Morgan Stanley
	4.750% 04/01/14	200,000	184,764
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	6,000	5,837
SLM Corp.
	5.125% 08/27/12	425,000	413,283
	Diversified Financial Services Total		4,023,718
Insurance — 1.4%
Allstate Financial Global Funding II
	2.625% 10/22/06(a)	150,000	147,956
American International Group, Inc.
	2.875% 05/15/08	325,000	309,788
Genworth Financial, Inc.

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	4.750% 06/15/09	200,000	196,110
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	100,000	99,153
John Hancock Financial Services, Inc.
	5.625% 12/01/08	15,000	15,074
Metlife, Inc.
	5.375% 12/15/12	20,000	19,546
		Insurance Total	787,627
Real Estate Investment Trusts — 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	150,000	154,342
	Real Estate Investment Trusts Total		154,342
Savings & Loans — 0.7%
Washington Mutual, Inc.
	4.200% 01/15/10	400,000	382,261
	5.625% 01/15/07	14,000	13,999
		Savings & Loans Total	396,260
		FINANCIALS TOTAL	6,660,300
INDUSTRIALS — 1.3%
Aerospace & Defense — 0.5%
Boeing Co.
	5.125% 02/15/13	1,000	970
Lockheed Martin Corp.
	8.500% 12/01/29	160,000	202,118
United Technologies Corp.
	7.125% 11/15/10	100,000	106,398
		Aerospace & Defense Total	309,486
Environmental Control — 0.3%
Waste Management, Inc.
	7.375% 08/01/10	150,000	159,451
		Environmental Control Total	159,451
Transportation — 0.5%
Canadian National Railway Co.
	7.195% 01/02/16	74,295	81,337
Union Pacific Corp.

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
	3.875% 02/15/09	185,000	177,443
		Transportation Total	258,780
		INDUSTRIALS TOTAL	727,717
TECHNOLOGY — 0.5%
Computers — 0.5%
Hewlett-Packard Co.
	5.750% 12/15/06	18,000	18,052
International Business Machines Corp.
	4.875% 10/01/06	1,000	998
	6.220% 08/01/27	250,000	250,726
		Computers Total	269,776
		TECHNOLOGY TOTAL	269,776
UTILITIES — 2.0%
Electric — 1.8%
American Electric Power Co., Inc.
	5.250% 06/01/15	225,000	212,985
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	175,000	173,148
Commonwealth Edison Co.
	3.700% 02/01/08	11,000	10,668
Consolidated Edison Co. of New York
	4.875% 02/01/13	8,000	7,625
Exelon Generation Co. LLC
	6.950% 06/15/11	175,000	183,943
FPL Group Capital, Inc.
	7.625% 09/15/06	3,000	3,023
MidAmerican Energy Holdings Co.
	6.125% 04/01/36(a)	225,000	212,103
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,835
Scottish Power PLC
	5.375% 03/15/15	250,000	239,167
Virginia Electric & Power Co.
	5.375% 02/01/07	6,000	5,994
		Electric Total	1,053,491
Gas — 0.2%
Sempra Energy

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — (continued)
	4.750% 05/15/09	100,000	98,243
		Gas Total	98,243
		UTILITIES TOTAL	1,151,734
	Total Corporate Fixed-Income Bonds & Notes (cost of $14,930,175)		14,523,537
Collateralized Mortgage Obligations — 22.7%
AGENCY — 13.0%
Federal Home Loan Mortgage Corp.
	3.750% 12/15/11	77,194	74,019
	4.000% 07/15/14	1,020,000	995,494
	4.000% 09/15/15	510,000	488,735
	4.000% 10/15/26	925,000	900,515
	4.500% 03/15/18	1,580,000	1,511,466
	4.500% 10/15/18	220,000	215,430
	4.500% 02/15/27	900,000	875,422
	6.500% 10/15/23	100,000	102,844
Federal National Mortgage Association
	4.500% 11/25/14	900,000	875,467
Government National Mortgage Association
	4.430% 04/16/34	90,000	85,370
	4.500% 04/16/28	1,000,000	975,141
	4.807% 08/16/32	90,000	86,190
	4.954% 05/16/31	100,000	93,757
		AGENCY TOTAL	7,279,850
NON-AGENCY — 9.7%
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34	288,929	284,016
Countrywide Alternative Loan Trust
	4.594% 03/25/34(b)	169,318	169,846
	5.250% 03/25/35	949,316	922,640
	5.250% 08/25/35	833,774	824,150
	5.500% 10/25/35	774,719	764,382
Countrywide Home Loan Mortgage Pass Through Trust
	4.595% 12/19/33(b)	251,170	238,846
Structured Asset Securities Corp.
	5.500% 07/25/33	1,111,026	1,079,818

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON-AGENCY — (continued)
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	1,200,000	1,186,889
		NON-AGENCY TOTAL	5,470,587
	Total Collateralized Mortgage Obligations (cost of $13,144,378)		12,750,437
Mortgage-Backed Securities — 20.0%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18	293,679	267,187
	4.000% 11/01/20	272,375	253,457
	5.000% 01/01/19	724,437	705,716
	5.000% 07/01/19	542,977	528,510
	5.000% 06/01/20	1,235,985	1,201,997
	5.500% 11/01/17	109,606	108,746
	5.500% 03/01/18	90,254	89,546
	5.500% 03/01/21	468,367	464,289
	5.500% 08/01/35	1,581,748	1,537,073
	6.000% 05/01/17	161,572	163,346
Federal National Mortgage Association
	5.000% 11/01/18	164,141	160,136
	5.000% 10/01/19	280,851	273,802
	5.000% 02/01/20	488,680	475,967
	5.000% 11/01/34	475,160	450,511
	5.000% 12/01/34	256,329	243,032
	5.000% 09/01/35	619,285	585,918
	5.500% 08/01/35	379,808	368,987
	5.500% 09/01/35	498,660	484,453
	5.500% 10/01/35	972,966	945,247
	5.500% 11/01/35	1,844,006	1,791,471
	6.500% 02/01/13	17,643	17,997
	7.000% 07/01/32	28,425	29,255
	TBA
	6.500% 05/01/36	82,000	83,384
Government National Mortgage Association
	7.000% 01/15/32	10,364	10,757
	7.000% 03/15/32	29,608	30,730

10

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 06/15/32	5,614	5,826
	Total Mortgage-Backed Securities (cost of $11,574,642)		11,277,340
Government & Agency Obligations — 19.3%
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Hellenic Republic of Greece
	6.950% 03/04/08	13,000	13,365
Province of Ontario
	3.500% 09/17/07	350,000	342,677
Province of Quebec
	7.000% 01/30/07	275,000	278,501
Republic of Italy
	2.750% 12/15/06	10,000	9,872
	3.750% 12/14/07	29,000	28,391
United Mexican States
	7.500% 04/08/33	205,000	223,450
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		896,256
U.S. GOVERNMENT AGENCIES — 4.8%
Federal Home Loan Bank
	3.000% 05/15/06	100,000	99,913
	4.375% 09/11/09	1,210,000	1,178,333
	4.875% 05/15/07	25,000	24,921
Federal Home Loan Mortgage Corp.
	4.875% 11/15/13	130,000	126,443
Federal National Mortgage Association
	3.375% 12/15/08	25,000	23,923
	4.625% 10/15/14	34,000	32,407
	5.250% 08/01/12	1,250,000	1,229,494
	U.S. GOVERNMENT AGENCIES TOTAL		2,715,434
U.S. GOVERNMENT OBLIGATIONS — 12.9%
U.S. Treasury Bonds
	6.250% 08/15/23	3,805,000	4,205,119
	7.250% 05/15/16	1,305,000	1,520,937
U.S. Treasury Notes
	3.375% 10/15/09	555,000	528,334
	3.875% 01/15/09	884,395	928,339
United States Treasury TIPS
	(c) 11/15/21	125,000	54,617

11

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	(c) 08/15/29	45,000	13,188
	U.S. GOVERNMENT OBLIGATIONS TOTAL		7,250,534

	Total Government & Agency Obligations (cost of $11,245,640)		10,862,224
Commercial Mortgage-Backed Securities — 5.7%
Asset Securitization Corp.
	7.400% 10/13/26	416,677	420,385
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	30,000	28,158
	5.626% 03/11/39(b)	730,000	719,763
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37	500,000	480,742
Greenwich Capital Commercial Funding Corp.
	5.301% 04/10/37	100,000	96,019
LB-UBS Commercial Mortgage Trust
	5.103% 11/15/30	600,000	588,727
Merrill Lynch Mortgage Trust
	5.417% 11/12/37	720,000	692,268
Morgan Stanley Capital I
	4.970% 12/15/41	71,000	67,567
Nationslink Funding Corp.
	6.888% 11/10/30	90,000	91,019

	Total Commercial Mortgage-Backed Securities (cost of $3,279,482)		3,184,648
Asset-Backed Securities — 2.7%
ABFS Mortgage Loan Trust
	4.428% 12/15/33(b)	195,885	190,822
American Express Credit Account Master Trust
	1.690% 01/15/09	10,003	9,958
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	20,219	20,104
	4.870% 12/06/10	250,000	248,279
Bank One Auto Securitization Trust
	1.820% 09/20/07	2,658	2,652

12

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
BMW Vehicle Owner Trust
	3.320% 02/25/09	51,000	49,883
Capital One Multi-Asset Execution Trust
	4.050% 03/15/13	250,000	238,939
Discover Card Master Trust
	5.750% 12/15/08	19,000	19,014
Ford Credit Auto Owner Trust
	2.700% 06/15/07	7,655	7,634
	3.540% 11/15/08	116,000	113,634
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	59,000	57,514
Household Automotive Trust
	2.310% 04/17/08	12,009	11,976
IMC Home Equity Loan Trust
	7.310% 11/20/28	62,899	62,786
	7.520% 08/20/28	34,617	34,527
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	125,000	122,202
New Century Home Equity Loan Trust
	7.320% 07/25/29	3,193	3,148
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	21,064	20,951
Onyx Acceptance Grantor Trust
	3.890% 02/15/11	135,000	131,859
PG&E Energy Recovery Funding LLC
	3.870% 06/25/11	70,000	68,433
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	18,895	18,793
Wilshire Mortgage Loan Trust
	7.255% 05/25/28	65,483	65,201

	Total Asset-Backed Securities (cost of $1,514,586)		1,498,309
Short-Term Obligation — 3.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $1,928,077 (repurchase proceeds $1,890,720)	1,890,000	1,890,000

	Total Short-Term Obligation (cost of $1,890,000)		1,890,000

13

Total Investments — 99.5% (cost of $57,578,903)(d)(e)	55,986,495

Other Assets & Liabilities, Net — 0.5%	271,394

Net Assets — 100.0%	56,257,889

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyer. At April 30, 2006, these securities, which are not illiquid, amounted to $625,432, which represents 1.1% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(c)	Zero coupon bond.

(d)	Cost for federal income tax purposes is $57,688,753.

(e)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$73,767	$(1,776,025)	$(1,702,258)

Acronym	Name
TBA	To Be Announced

14

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Enhanced S&P 500 Index Fund

		Shares	Value ($)*
Common Stocks — 98.0%

CONSUMER DISCRETIONARY — 10.0%
Automobiles — 0.8%
	Harley-Davidson, Inc.	14,800	752,432
		Automobiles Total	752,432
Distributors — 0.1%
	Genuine Parts Co.	2,300	100,395
		Distributors Total	100,395
Hotels Restaurants & Leisure — 2.2%
	Darden Restaurants, Inc.	22,200	879,120
	International Game Technology	3,700	140,341
	McDonald’s Corp.	25,100	867,707
	Yum! Brands, Inc.	4,400	227,392
		Hotels Restaurants & Leisure Total	2,114,560
Household Durables — 0.5%
	Pulte Homes, Inc.	12,100	451,935
		Household Durables Total	451,935
Media — 2.4%
	CBS Corp., Class B	22,800	580,716
	Gannett Co., Inc.	2,600	143,000
	McGraw-Hill Companies, Inc.	4,600	256,036
	Time Warner, Inc.	47,300	823,020
	Viacom, Inc., Class B (a)	8,400	334,572
	Walt Disney Co.	4,400	123,024
		Media Total	2,260,368
Multiline Retail — 1.1%
	Dollar General Corp.	19,100	333,486
	J.C. Penney Co., Inc.	3,500	229,110
	Nordstrom, Inc.	8,300	318,139
	Target Corp.	3,900	207,090
		Multiline Retail Total	1,087,825
Specialty Retail — 2.6%
	Autonation, Inc. (a)	29,000	653,080
	Autozone, Inc. (a)	1,400	131,054
	Bed Bath & Beyond, Inc. (a)	1,700	65,195
	Gap, Inc.	4,700	85,023
	Home Depot, Inc.	22,200	886,446
	Limited Brands	3,100	79,484
	Lowe’s Companies, Inc.	700	44,135
	RadioShack Corp.	14,500	246,500
	Sherwin-Williams Co.	800	40,752

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Staples, Inc.	7,700	203,357
		Specialty Retail Total	2,435,026
Textiles, Apparel & Luxury Goods — 0.3%
	Coach, Inc. (a)	7,800	257,556
	NIKE, Inc., Class B	500	40,920
	Textiles, Apparel & Luxury Goods Total		298,476
	CONSUMER DISCRETIONARY TOTAL		9,501,017
CONSUMER STAPLES — 9.0%
Beverages — 2.0%
	Coca-Cola Co.	28,200	1,183,272
	PepsiCo, Inc.	12,200	710,528
		Beverages Total	1,893,800
Food & Staples Retailing — 1.7%
	Kroger Co.	13,700	277,562
	Safeway, Inc.	8,600	216,118
	SUPERVALU, Inc.	7,600	220,476
	Sysco Corp.	8,000	239,120
	Wal-Mart Stores, Inc.	15,100	679,953
		Food & Staples Retailing Total	1,633,229
Food Products — 1.1%
	General Mills, Inc.	8,000	394,720
	H.J. Heinz Co.	8,200	340,382
	Kellogg Co.	2,300	106,513
	Tyson Foods, Inc., Class A	12,400	181,040
		Food Products Total	1,022,655
Household Products — 1.8%
	Clorox Co.	3,100	198,958
	Colgate-Palmolive Co.	1,100	65,032
	Kimberly-Clark Corp.	4,200	245,826
	Procter & Gamble Co.	20,900	1,216,589
		Household Products Total	1,726,405
Tobacco — 2.4%
	Altria Group, Inc.	15,100	1,104,716

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES— (continued)
Tobacco— (continued)
	Reynolds American, Inc.	10,700	1,173,255
		Tobacco Total	2,277,971
		CONSUMER STAPLES TOTAL	8,554,060
ENERGY — 9.9%
Energy Equipment & Services — 0.6%
	Baker Hughes, Inc.	1,900	153,577
	BJ Services Co.	8,500	323,425
	Schlumberger Ltd.	1,800	124,452
	Energy Equipment & Services Total		601,454
Oil, Gas & Consumable Fuels — 9.3%
	Amerada Hess Corp.	2,200	315,194
	Apache Corp.	1,400	99,456
	Chevron Corp.	19,800	1,208,196
	ConocoPhillips	24,300	1,625,670
	Devon Energy Corp.	7,200	432,792
	Exxon Mobil Corp.	52,800	3,330,624
	Kerr-McGee Corp.	3,800	379,468
	Marathon Oil Corp.	2,300	182,528
	Occidental Petroleum Corp.	2,500	256,850
	Sunoco, Inc.	11,400	923,856
	Oil Gas & Consumable Fuels Total		8,754,634
		ENERGY TOTAL	9,356,088
FINANCIALS — 21.1%
Capital Markets — 5.6%
	Ameriprise Financial, Inc.	1,500	73,560
	Bank of New York Co., Inc.	12,300	432,345
	Charles Schwab Corp.	22,100	395,590
	Federated Investors, Inc., Class B	4,500	157,950
	Franklin Resources, Inc.	3,000	279,360
	Goldman Sachs Group, Inc.	8,500	1,362,465
	Lehman Brothers Holdings, Inc.	2,700	408,105
	Mellon Financial Corp.	5,000	188,150
	Merrill Lynch & Co, Inc.	10,000	762,600
	Morgan Stanley	12,200	784,460
	Northern Trust Corp.	800	47,112
	State Street Corp.	4,300	280,876

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	T. Rowe Price Group, Inc.	1,900	159,961
		Capital Markets Total	5,332,534
Commercial Banks — 2.7%
	BB&T Corp.	2,400	103,056
	First Horizon National Corp.	3,400	144,228
	KeyCorp	2,900	110,838
	National City Corp.	4,500	166,050
	U.S. Bancorp	22,800	716,832
	Wachovia Corp.	9,300	556,605
	Wells Fargo & Co.	10,800	741,852
		Commercial Banks Total	2,539,461
Consumer Finance — 0.5%
	American Express Co.	5,500	295,955
	Capital One Financial Corp.	1,700	147,288
		Consumer Finance Total	443,243
Diversified Financial Services — 3.9%
	CIT Group, Inc.	5,600	302,456
	Citigroup, Inc.	37,600	1,878,120
	JPMorgan Chase & Co.	33,000	1,497,540
	Diversified Financial Services Total		3,678,116
Insurance — 6.8%
	Ace Ltd.	4,200	233,268
	AFLAC, Inc.	5,600	266,224
	Allstate Corp.	13,700	773,913
	American International Group, Inc.	21,500	1,402,875
	Hartford Financial Services Group, Inc.	4,700	432,071
	Lincoln National Corp.	3,900	226,512
	MBIA, Inc.	3,700	220,631
	Metlife, Inc.	6,800	354,280
	Principal Financial Group, Inc.	9,500	487,445
	Prudential Financial, Inc.	11,300	882,869
	SAFECO Corp.	9,100	472,290
	St. Paul Travelers Companies, Inc.	7,800	343,434
	UnumProvident Corp.	10,300	209,193
	XL Capital Ltd., Class A	2,700	177,903
		Insurance Total	6,482,908
Real Estate Investment Trusts (REITs) — 0.4%
	Kimco Realty Corp., REIT	5,500	204,215
	Plum Creek Timber Co., Inc., REIT	1,700	61,710

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Public Storage, Inc., REIT	1,200	92,256
	Real Estate Investment Trusts (REITs) Total	358,181
Thrifts & Mortgage Finance — 1.2%
Countrywide Financial Corp.	9,800	398,468
Fannie Mae	4,200	212,520
Freddie Mac	5,600	341,936
MGIC Investment Corp.	600	42,420
Washington Mutual, Inc.	2,300	103,638
	Thrifts & Mortgage Finance Total	1,098,982
	FINANCIALS TOTAL	19,933,425
HEALTH CARE — 12.0%
Biotechnology — 1.9%
Amgen, Inc. (a)	17,900	1,211,830
Gilead Sciences, Inc. (a)	9,800	563,500
	Biotechnology Total	1,775,330
Health Care Equipment & Supplies — 1.0%
Becton, Dickinson & Co.	1,200	75,648
Boston Scientific Corp. (a)	19,900	462,476
Medtronic, Inc.	8,200	410,984
	Health Care Equipment & Supplies Total	949,108
Health Care Providers & Services — 3.6%
Aetna, Inc.	600	23,100
AmerisourceBergen Corp.	8,200	353,830
Cardinal Health, Inc.	4,600	309,810
Caremark Rx, Inc.	8,400	382,620
CIGNA Corp.	8,000	856,000
Express Scripts, Inc. (a)	1,600	125,024
HCA, Inc.	2,900	127,281
Humana, Inc. (a)	200	9,036
McKesson Corp.	5,000	242,950
UnitedHealth Group, Inc.	14,700	731,178
WellPoint, Inc. (a)	3,400	241,400
	Health Care Providers & Services Total	3,402,229
Life Sciences Tools & Services — 0.4%
Applera Corp. - Applied Biosystems Group	800	23,072
Fisher Scientific International, Inc. (a)	2,900	204,595
PerkinElmer, Inc.	7,700	165,088
	Life Sciences Tools & Services Total	392,775

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 5.1%
	Abbott Laboratories	16,100	688,114
	Forest Laboratories, Inc. (a)	8,700	351,306
	Johnson & Johnson	24,900	1,459,389
	King Pharmaceuticals, Inc. (a)	1,800	31,302
	Merck & Co., Inc.	7,200	247,824
	Pfizer, Inc.	61,100	1,547,663
	Watson Pharmaceuticals, Inc. (a)	1,400	39,816
	Wyeth	10,400	506,168
		Pharmaceuticals Total	4,871,582
		HEALTH CARE TOTAL	11,391,004
INDUSTRIALS — 11.3%
Aerospace & Defense — 2.5%
	Boeing Co.	7,000	584,150
	General Dynamics Corp.	7,200	472,464
	Lockheed Martin Corp.	6,400	485,760
	Raytheon Co.	10,200	451,554
	United Technologies Corp.	6,100	383,141
		Aerospace & Defense Total	2,377,069
Air Freight & Logistics — 1.1%
	FedEx Corp.	1,400	161,182
	United Parcel Service, Inc., Class B	10,200	826,914
		Air Freight & Logistics Total	988,096
Building Products — 0.1%
	Masco Corp.	3,400	108,460
		Building Products Total	108,460
Commercial Services & Supplies — 1.2%
	Cendant Corp.	44,500	775,635
	Cintas Corp.	1,000	41,980
	Equifax, Inc.	3,900	150,306
	Robert Half International, Inc.	2,600	109,902
	R.R. Donnelley & Sons Co.	2,800	94,332
	Commercial Services & Supplies Total		1,172,155
Electrical Equipment — 0.7%
	Cooper Industries Ltd., Class A	1,100	100,595
	Emerson Electric Co.	4,300	365,285
	Rockwell Automation, Inc.	2,800	202,888
		Electrical Equipment Total	668,768

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 3.9%
	3M Co.	13,200	1,127,676
	General Electric Co.	59,400	2,054,646
	Tyco International Ltd.	18,300	482,205
		Industrial Conglomerates Total	3,664,527
Machinery — 1.0%
	Cummins, Inc.	300	31,350
	Danaher Corp.	2,400	153,864
	Eaton Corp.	400	30,660
	Illinois Tool Works, Inc.	2,400	246,480
	Ingersoll-Rand Co., Ltd., Class A	2,400	105,000
	Paccar, Inc.	3,700	266,141
	Parker Hannifin Corp.	1,600	129,680
		Machinery Total	963,175
Road & Rail — 0.7%
	Burlington Northern Santa Fe Corp.	5,000	397,650
	CSX Corp.	1,700	116,433
	Norfolk Southern Corp.	3,000	162,000
		Road & Rail Total	676,083
Trading Companies & Distributors — 0.1%
	W.W. Grainger, Inc.	1,600	123,072
	Trading Companies & Distributors Total		123,072
		INDUSTRIALS TOTAL	10,741,405
INFORMATION TECHNOLOGY — 15.6%
Communications Equipment — 3.3%
	Avaya, Inc. (a)	800	9,600
	Cisco Systems, Inc. (a)	87,900	1,841,505
	Motorola, Inc.	35,400	755,790
	QUALCOMM, Inc.	10,100	518,534
		Communications Equipment Total	3,125,429
Computers & Peripherals — 3.5%
	Apple Computer, Inc. (a)	1,300	91,507
	Dell, Inc. (a)	37,800	990,360
	EMC Corp. (a)	5,000	67,550
	Hewlett-Packard Co.	33,500	1,087,745
	International Business Machines Corp.	12,500	1,029,250
		Computers & Peripherals Total	3,266,412
Internet Software & Services — 0.4%
	eBay, Inc. (a)	10,700	368,187
		Internet Software & Services Total	368,187

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 0.2%
	Computer Sciences Corp. (a)	2,200	128,810
	Fiserv, Inc. (a)	2,300	103,684
		IT Services Total	232,494
Semiconductors & Semiconductor Equipment — 4.2%
	Advanced Micro Devices, Inc. (a)	21,700	701,995
	Freescale Semiconductor, Inc., Class B (a)	6,200	196,354
	Intel Corp.	82,600	1,650,348
	Linear Technology Corp.	2,700	95,850
	LSI Logic Corp. (a)	3,000	31,950
	National Semiconductor Corp.	5,500	164,890
	NVIDIA Corp. (a)	3,400	99,348
	Texas Instruments, Inc.	29,800	1,034,358
	Semiconductors & Semiconductor Equipment Total		3,975,093
Software — 4.0%
	Adobe Systems, Inc. (a)	4,800	188,160
	Autodesk, Inc. (a)	12,600	529,704
	CA, Inc.	700	17,752
	Intuit, Inc. (a)	2,400	130,008
	Microsoft Corp. (b)	86,600	2,091,390
	Oracle Corp. (a)	54,700	798,073
		Software Total	3,755,087
	INFORMATION TECHNOLOGY TOTAL		14,722,702
MATERIALS — 3.1%
Chemicals — 0.5%
	Dow Chemical Co.	8,900	361,429
	PPG Industries, Inc.	1,500	100,680
		Chemicals Total	462,109
Containers & Packaging — 0.1%
	Ball Corp.	1,600	63,968
		Containers & Packaging Total	63,968
Metals & Mining — 2.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	10,900	703,922
	Nucor Corp.	10,300	1,120,846
	Phelps Dodge Corp.	6,400	551,616
		Metals & Mining Total	2,376,384

8

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.0%
	MeadWestvaco Corp.	500	14,255
		Paper & Forest Products Total	14,255
		MATERIALS TOTAL	2,916,716
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.5%
	AT&T, Inc.	22,900	600,209
	BellSouth Corp.	26,300	888,414
	CenturyTel, Inc.	1,400	52,780
	Verizon Communications, Inc.	24,700	815,841
	Diversified Telecommunication Services Total		2,357,244
Wireless Telecommunication Services — 0.5%
	Sprint Nextel Corp.	20,800	515,840
	Wireless Telecommunication Services Total		515,840
	TELECOMMUNICATION SERVICES TOTAL		2,873,084
UTILITIES — 3.0%
Electric Utilities — 0.8%
	American Electric Power Co., Inc.	4,200	140,532
	Edison International	900	36,369
	FirstEnergy Corp.	9,300	471,603
	PPL Corp.	4,400	127,776
	Progress Energy, Inc.	200	8,560
		Electric Utilities Total	784,840
Independent Power Producers & Energy Traders — 0.6%
	Constellation Energy Group, Inc.	3,800	208,696
	TXU Corp.	7,300	362,299
	Independent Power Producers & Energy Traders Total		570,995
Multi-Utilities — 1.6%
	CenterPoint Energy, Inc.	38,500	462,770
	DTE Energy Co.	5,100	207,978
	Duke Energy Corp.	15,100	439,712
	PG&E Corp.	9,800	390,432
		Multi-Utilities Total	1,500,892
		UTILITIES TOTAL	2,856,727
	Total Common Stocks (cost of $80,399,137)		92,846,228

9

		Par ($)	Value ($)
Short-Term Obligation — 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $1,267,112 (repurchase proceeds $1,242,473)	1,242,000	1,242,000

	Total Short-Term Obligation (cost of $1,242,000)		1,242,000

	Total Investments — 99.3% (cost of $81,641,137)(c)(d)		94,088,228

	Other Assets & Liabilities, Net — 0.7%		665,265

	Net Assets — 100.0%		94,753,493

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The security or a portion of the security is pledged as collateral for open futures contracts. At April 30, 2006, the total market value of securities pledged amounted to $410,550.

(c)	Cost for federal income tax purposes is $81,641,137.

(d)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$14,764,267	$(2,317,176)	$12,447,091

At April 30, 2006, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	2	$657,950	$643,897	Jun-2006	$14,053

Acronym	Name
REIT	Real Estate Investment Trust

10

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG High Yield Fund

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 95.9%
BASIC MATERIALS — 5.1%
Chemicals — 2.7%
Chemicals-Diversified — 1.6%
EquiStar Chemicals LP
	10.125% 09/01/08		375,000	402,188
	10.625% 05/01/11		585,000	636,187
NOVA Chemicals Corp.
	6.500% 01/15/12		355,000	332,369
	7.561% 11/15/13	(a)	380,000	382,375
				1,753,119
Chemicals-Specialty — 0.6%
Nalco Co.
	7.750% 11/15/11		685,000	688,425
				688,425
Industrial-Gases — 0.5%
Airgas, Inc.
	9.125% 10/01/11		545,000	574,975
				574,975
			Chemicals Total	3,016,519
Forest Products & Paper — 0.8%
Paper & Related Products — 0.8%
Boise Cascade LLC
	7.125% 10/15/14		960,000	914,400
				914,400
	Forest Products & Paper Total			914,400
Iron/Steel — 1.6%
Steel-Producers — 1.6%
Russel Metals, Inc.
	6.375% 03/01/14		1,185,000	1,161,300
United States Steel Corp.
	9.750% 05/15/10		650,000	697,125
				1,858,425
			Iron/Steel Total	1,858,425
	BASIC MATERIALS TOTAL			5,789,344
COMMUNICATIONS — 11.4%
Media — 5.9%
Cable TV — 2.2%
DirecTV Holdings LLC
	8.375% 03/15/13		159,000	169,733
EchoStar DBS Corp.
	5.750% 10/01/08		250,000	246,250

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
	6.625% 10/01/14		845,000	813,312
Rogers Cable, Inc.
	7.875% 05/01/12		1,180,000	1,259,650
				2,488,945
Multimedia — 1.1%
Emmis Operating Co.
	6.875% 05/15/12		245,000	237,650
Lamar Media Corp.
	7.250% 01/01/13		975,000	979,875
				1,217,525
Publishing-Periodicals — 1.9%
Dex Media West LLC
	9.875% 08/15/13		1,210,000	1,331,000
R.H. Donnelley Finance Corp.
	10.875% 12/15/12	(b)	820,000	910,200
				2,241,200
Television — 0.7%
LIN Television Corp.
	6.500% 05/15/13		850,000	786,250
				786,250
			Media Total	6,733,920
Telecommunication Services — 5.5%
Cellular Telecommunications — 2.6%
Nextel Communications, Inc.
	7.375% 08/01/15		1,085,000	1,130,800
Rogers Wireless, Inc.
	7.500% 03/15/15		850,000	888,250
	8.000% 12/15/12		985,000	1,033,019
				3,052,069
Telephone-Integrated — 2.5%
Citizens Communications Co.
	9.000% 08/15/31		905,000	970,613
Qwest Corp.
	8.875% 03/15/12		1,690,000	1,854,775
				2,825,388
Wireless Equipment — 0.4%
American Towers, Inc.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Wireless Equipment — (continued)
	7.250% 12/01/11		430,000	439,675
				439,675
	Telecommunication Services Total			6,317,132
	COMMUNICATIONS TOTAL			13,051,052
CONSUMER CYCLICAL — 20.4%
Apparel — 0.7%
Apparel Manufacturers — 0.7%
Phillips-Van Heusen Corp.
	7.250% 02/15/11		775,000	778,875
				778,875
			Apparel Total	778,875
Auto Parts & Equipment — 1.0%
Auto/Truck Parts & Equipment-Original — 1.0%
Accuride Corp.
	8.500% 02/01/15		510,000	506,175
TRW Automotive, Inc.
	9.375% 02/15/13		600,000	648,750
				1,154,925
	Auto Parts & Equipment Total			1,154,925
Entertainment — 3.1%
Music — 1.6%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14	(b)	815,000	808,887
Warner Music Group
	7.375% 04/15/14		1,035,000	1,025,944
				1,834,831
Racetracks — 0.8%
Speedway Motorsports, Inc.
	6.750% 06/01/13		930,000	924,187
				924,187
Theaters — 0.7%
Cinemark USA, Inc.
	9.000% 02/01/13		695,000	741,913
				741,913
			Entertainment Total	3,500,931
Home Builders — 3.5%
Building-Residential/Commercial — 3.5%
Beazer Homes USA, Inc.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Builders — (continued)
Building-Residential/Commercial — (continued)
	6.875% 07/15/15		750,000	718,125
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10		775,000	748,844
	6.375% 12/15/14		750,000	697,500
	6.500% 01/15/14		950,000	895,375
KB Home
	8.625% 12/15/08		885,000	931,462
				3,991,306
			Home Builders Total	3,991,306
Home Furnishings — 0.9%
Home Furnishings — 0.9%
Sealy Mattress Co.
	8.250% 06/15/14		1,015,000	1,065,750
				1,065,750
	Home Furnishings Total			1,065,750
Leisure Time — 1.9%
Cruise Lines — 1.0%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13		900,000	914,625
	8.750% 02/02/11		185,000	203,500
				1,118,125
Leisure & Recreational Products — 0.9%
Leslie’s Poolmart
	7.750% 02/01/13		1,070,000	1,072,675
				1,072,675
			Leisure Time Total	2,190,800
Lodging — 6.4%
Casino Hotels — 4.8%
CCM Merger, Inc.
	8.000% 08/01/13	(b)	590,000	578,200
Chukchansi Economic Development Authority
	8.000% 11/15/13	(b)	710,000	729,525
Kerzner International Ltd.
	6.750% 10/01/15		670,000	696,800
MGM Mirage
	6.000% 10/01/09		860,000	847,100

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
	8.500% 09/15/10		290,000	308,850
Station Casinos, Inc.
	6.875% 03/01/16		1,165,000	1,147,525
Wynn Las Vegas LLC
	6.625% 12/01/14		1,215,000	1,178,550
				5,486,550
Hotels & Motels — 1.6%
Hilton Hotels Corp.
	7.500% 12/15/17		425,000	450,636
Starwood Hotels & Resorts Worldwide, Inc		.
	7.875% 05/01/12		1,260,000	1,351,350
				1,801,986
			Lodging Total	7,288,536
Retail — 2.9%
Retail-Automobiles — 1.0%
AutoNation, Inc.
	7.000% 04/15/14	(b)	235,000	236,175
	7.045% 04/15/13	(a)(b)	140,000	142,450
Group 1 Automotive, Inc.
	8.250% 08/15/13		740,000	754,800
				1,133,425
Retail-Convenience Store — 0.5%
Couche-Tard
	7.500% 12/15/13		605,000	618,612
				618,612
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16		430,000	427,313
				427,313
Retail-Restaurants — 1.0%
Domino’s, Inc.		.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Restaurants — (continued)
	8.250% 07/01/11		1,150,000	1,190,250
				1,190,250
			Retail Total	3,369,600
	CONSUMER CYCLICAL TOTAL			23,340,723
CONSUMER NON-CYCLICAL — 16.7%
Beverages — 1.7%
Beverages-Non-Alcoholic — 0.8%
Cott Beverages, Inc.
	8.000% 12/15/11		945,000	963,900
				963,900
Beverages-Wine/Spirits — 0.9%
Constellation Brands, Inc.
	8.125% 01/15/12		955,000	1,000,362
				1,000,362
			Beverages Total	1,964,262
Commercial Services — 5.8%
Commercial Services — 1.5%
Iron Mountain, Inc.
	7.750% 01/15/15		1,240,000	1,258,600
	8.625% 04/01/13		430,000	448,275
				1,706,875
Funeral Services & Related Items — 0.7%
Service Corp. International
	6.750% 04/01/16		250,000	241,250
Stewart Enterprises, Inc.
	7.750% 02/15/13	(b)	545,000	523,200
				764,450
Printing-Commercial — 0.5%
Quebecor World Capital Corp.
	8.750% 03/15/16	(b)	625,000	606,010
				606,010
Private Corrections — 1.1%
Corrections Corp. of America
	6.250% 03/15/13		665,000	635,906
	7.500% 05/01/11		630,000	641,025
				1,276,931

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Rental Auto/Equipment — 2.0%
Avis Budget Car Rental LLC
	7.625% 05/15/14	(b)	160,000	162,600
	7.750% 05/15/16	(b)	235,000	239,700
NationsRent Companies, Inc.
	9.500% 10/15/10		495,000	535,837
United Rentals, Inc.
	7.000% 02/15/14		600,000	577,500
	7.750% 11/15/13		725,000	728,625
				2,244,262
	Commercial Services Total			6,598,528
Food — 0.6%
Food-Miscellaneous/Diversified — 0.6%
Del Monte Corp.
	6.750% 02/15/15		775,000	742,063
				742,063
			Food Total	742,063
Healthcare Services — 5.7%
Medical Products — 1.5%
Fisher Scientific International, Inc.
	6.750% 08/15/14		1,730,000	1,730,000
				1,730,000
Medical-Hospitals — 2.6%
Community Health Systems
	6.500% 12/15/12		450,000	437,625
HCA, Inc.
	6.950% 05/01/12		1,380,000	1,383,903
Triad Hospitals, Inc.
	7.000% 05/15/12		1,150,000	1,144,250
				2,965,778
Medical-Nursing Homes — 1.3%
Extendicare Health Services, Inc.
	6.875% 05/01/14		1,200,000	1,224,000
	9.500% 07/01/10		255,000	267,750
				1,491,750
Medical-Outpatient/Home Medical — 0.3%
Select Medical Corp.
	7.625% 02/01/15		410,000	374,125
				374,125
	Healthcare Services Total			6,561,653

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — 1.0%
Consumer Products-Miscellaneous — 1.0%
Scotts Co.
	6.625% 11/15/13		1,130,000	1,124,350
				1,124,350
	Household Products/Wares Total			1,124,350
Pharmaceuticals — 1.9%
Medical-Generic Drugs — 0.8%
Mylan Laboratories, Inc.
	6.375% 08/15/15		970,000	953,025
				953,025
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.
	5.625% 09/15/12	(b)	755,000	741,252
				741,252
Pharmacy Services — 0.4%
Omnicare, Inc.
	6.750% 12/15/13		510,000	504,900
				504,900
	Pharmaceuticals Total			2,199,177
	CONSUMER NON-CYCLICAL TOTAL			19,190,033
ENERGY — 13.8%
Coal — 2.5%
Coal — 2.5%
Arch Western Finance LLC
	6.750% 07/01/13		1,130,000	1,118,700
Massey Energy Co.
	6.875% 12/15/13	(b)	765,000	739,181
Peabody Energy Corp.
	6.875% 03/15/13		1,025,000	1,040,406
				2,898,287
			Coal Total	2,898,287
Oil & Gas — 5.7%
Oil & Gas Drilling — 0.7%
Pride International, Inc.
	7.375% 07/15/14		810,000	840,375
				840,375
Oil Companies-Exploration & Production — 4.5%
Chesapeake Energy Corp.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
	6.375% 06/15/15		1,660,000	1,601,900
Compton Petroleum Corp.
	7.625% 12/01/13		570,000	565,013
Newfield Exploration Co.
	6.625% 09/01/14		1,080,000	1,067,850
Plains Exploration & Production Co		.
	7.125% 06/15/14		935,000	951,362
Pogo Producing Co.
	6.625% 03/15/15		965,000	936,050
				5,122,175
Oil Refining & Marketing — 0.5%
Tesoro Corp.
	6.625% 11/01/15	(b)	565,000	560,763
				560,763
			Oil & Gas Total	6,523,313
Oil & Gas Services — 2.3%
Oil Field Machinery & Equipment — 0.8%
Grant Prideco, Inc.
	6.125% 08/15/15		890,000	854,400
				854,400
Oil-Field Services — 1.5%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14		810,000	777,600
Universal Compression, Inc.
	7.250% 05/15/10		915,000	928,725
				1,706,325
	Oil & Gas Services Total			2,560,725
Pipelines — 3.3%
Pipelines — 3.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	(b)	475,000	488,062
Colorado Interstate Gas Co.
	6.800% 11/15/15	(b)	955,000	965,744
MarkWest Energy Partners LP
	6.875% 11/01/14		860,000	817,000
Williams Companies, Inc.
	6.375% 10/01/10	(b)	190,000	189,525

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Pipelines — (continued)
	8.125% 03/15/12		1,240,000	1,326,800
				3,787,131
			Pipelines Total	3,787,131
			ENERGY TOTAL	15,769,456
FINANCIALS — 1.8%
Diversified Financial Services — 1.1%
Finance-Investment Banker/Broker — 1.1%
E*Trade Financial Corp.
	7.375% 09/15/13		870,000	891,750
LaBranche & Co, Inc.		.
	11.000% 05/15/12		305,000	338,550
				1,230,300
	Diversified Financial Services Total			1,230,300
Real Estate Investment Trusts — 0.7%
REITS-Hotels — 0.7%
Host Marriott LP
	6.375% 03/15/15		815,000	788,512
				788,512
	Real Estate Investment Trusts Total			788,512
	FINANCIALS TOTAL			2,018,812
INDUSTRIALS — 18.6%
Aerospace & Defense — 3.1%
Aerospace/Defense-Equipment — 1.9%
DRS Technologies, Inc.
	6.625% 02/01/16		700,000	693,000
Sequa Corp.
	9.000% 08/01/09		615,000	661,125
TransDigm, Inc.
	8.375% 07/15/11		740,000	775,150
				2,129,275
Electronics-Military — 1.2%
L-3 Communications Corp.
	6.375% 10/15/15		1,460,000	1,408,900
				1,408,900
	Aerospace & Defense Total			3,538,175

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 1.2%
Non-Hazardous Waste Disposal — 1.2%
Allied Waste North America, Inc.
	5.750% 02/15/11		10,000	9,550
	6.375% 04/15/11		1,425,000	1,392,938
	6.500% 11/15/10		20,000	19,650
				1,422,138
	Environmental Control Total			1,422,138
Machinery-Diversified — 2.4%
Machinery-General Industry — 2.4%
Manitowoc Co., Inc.
	7.125% 11/01/13		1,095,000	1,122,375
Westinghouse Air Brake Technologies, Inc.
	6.875% 07/31/13		1,590,000	1,578,075
				2,700,450
	Machinery-Diversified Total			2,700,450
Miscellaneous Manufacturing — 1.5%
Diversified Manufacturing Operators — 1.5%
Bombardier, Inc.
	6.300% 05/01/14	(b)	825,000	756,937
Trinity Industries, Inc.
	6.500% 03/15/14		935,000	906,950
				1,663,887
	Miscellaneous Manufacturing Total			1,663,887
Packaging & Containers — 4.1%
Containers-Metal/Glass — 3.7%
Ball Corp.
	6.875% 12/15/12		445,000	450,563
Crown Americas
	7.750% 11/15/15	(b)	725,000	741,312
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09		1,015,000	1,055,600
Owens-Illinois, Inc.
	7.500% 05/15/10		900,000	905,625
Silgan Holdings, Inc.
	6.750% 11/15/13		1,065,000	1,057,012
				4,210,112
Containers-Paper/Plastic — 0.4%
Smurfit-Stone Container Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — (continued)
Containers-Paper/Plastic — (continued)
	8.375% 07/01/12	555,000	541,125
			541,125
	Packaging & Containers Total		4,751,237
Transportation — 6.3%
Transportation-Marine — 5.1%
Overseas Shipholding Group
	8.250% 03/15/13	1,855,000	1,961,662
Stena AB
	7.500% 11/01/13	640,000	636,800
Teekay Shipping Corp.
	8.875% 07/15/11	3,030,000	3,287,550
			5,886,012
Transportation-Services — 1.2%
Offshore Logistics, Inc.
	6.125% 06/15/13	1,435,000	1,352,488
			1,352,488
		Transportation Total	7,238,500
	INDUSTRIALS TOTAL		21,314,387
TECHNOLOGY — 1.4%
Office/Business Equipment — 0.7%
Office Automation & Equipment — 0.7%
Xerox Corp.
	6.400% 03/15/16	215,000	209,894
	7.125% 06/15/10	600,000	618,000
			827,894
	Office/Business Equipment Total		827,894
Semiconductors — 0.7%
Electronic Components-Semiconductors — 0.7%
Freescale Semiconductor, Inc.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — (continued)
Electronic Components-Semiconductors — (continued)
	6.875% 07/15/11		830,000	844,525
				844,525
			Semiconductors Total	844,525
	TECHNOLOGY TOTAL			1,672,419
UTILITIES — 6.7%
Electric — 6.7%
Electric-Generation — 2.2%
AES Corp.
	7.750% 03/01/14		1,835,000	1,917,575
Edison Mission Energy
	7.730% 06/15/09		590,000	603,275
				2,520,850
Electric-Integrated — 2.5%
CMS Energy Corp.
	6.875% 12/15/15		310,000	309,225
	8.500% 04/15/11		260,000	278,850
Nevada Power Co.
	5.875% 01/15/15		705,000	680,276
	6.500% 04/15/12		585,000	590,399
NorthWestern Corp.
	5.875% 11/01/14		175,000	173,250
TECO Energy, Inc.
	7.000% 05/01/12		840,000	867,300
				2,899,300
Independent Power Producer — 2.0%
Mirant North America LLC
	7.375% 12/31/13	(b)	935,000	937,338
MSW Energy Holdings LLC
	7.375% 09/01/10		540,000	555,525
NRG Energy, Inc.
	7.250% 02/01/14		380,000	381,900
	7.375% 02/01/16		380,000	382,850
				2,257,613
			Electric Total	7,677,763
			UTILITIES TOTAL	7,677,763
	Total Corporate Fixed-Income Bonds & Notes (cost of $111,875,106)			109,823,989

		Par ($)	Value ($)
Short-Term Obligation — 42.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 02/15/15, & U.S Treasury Bill maturing 10/26/06, market value of $49,969,271 (repurchase proceeds $49,005,656)	48,987,000	48,987,000

	Total Short-Term Obligation (cost of $48,987,000)		48,987,000

	Total Investments — 138.7% (cost of $160,862,106)(c)(d)		158,810,989

	Other Assets & Liabilities, Net — (38.7)%		(44,276,449)

	Net Assets — 100.0%		114,534,540

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities, which are not illiquid, amounted to $11,057,061, which represents 9.7% of net assets.

(c)	Cost for federal income tax purposes is $161,515,152.

(d)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$544,787	$(3,248,950)	$(2,704,163)

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG International Stock Fund

		Par ($)	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 10.5%
Auto Components — 2.4%
	Compagnie Generale des Etablissements Michelin, Class B	15,088	1,088,804
	Continental AG	7,927	943,767
	Denso Corp.	23,700	930,391
	Auto Components Total		2,962,962
Automobiles — 1.9%
	Toyota Motor Corp.	38,800	2,269,424
		Automobiles Total	2,269,424
Distributors — 0.6%
	Canon Marketing Japan, Inc.	34,000	767,400
		Distributors Total	767,400
Household Durables — 3.0%
	JM AB	12,300	790,572
	Makita Corp.	16,700	495,727
	Matsushita Electric Industrial Co., Ltd.	54,000	1,304,176
	Taylor Woodrow PLC	150,917	1,054,034
	Household Durables Total		3,644,509
Leisure Equipment & Products — 0.5%
	Sega Sammy Holdings, Inc.	14,400	574,154
	Leisure Equipment & Products Total		574,154
Media — 2.1%
	Publicis Groupe	21,778	905,306
	Vivendi Universal SA	45,734	1,669,781
	Media Total		2,575,087
	CONSUMER DISCRETIONARY TOTAL		12,793,536
CONSUMER STAPLES — 4.7%
Beverages — 0.7%
	Diageo PLC	53,119	876,629
		Beverages Total	876,629
Food Products — 2.1%
	Nestle SA, Registered Shares	5,086	1,551,185
	Unilever PLC	91,550	972,460
	Food Products Total		2,523,645
Tobacco — 1.9%
	British American Tobacco PLC	33,116	846,649
	Imperial Tobacco Group PLC	23,690	736,126

1

		Par ($)	Value ($)*
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Japan Tobacco, Inc.	177	711,949
		Tobacco Total	2,294,724
	CONSUMER STAPLES TOTAL		5,694,998
ENERGY — 11.1%
Oil, Gas & Consumable Fuels — 11.1%
	BP PLC, ADR	28,580	2,106,917
	EnCana Corp.	17,900	894,640
	ENI S.p.A.	58,773	1,794,382
	Norsk Hydro ASA	11,020	1,696,292
	PetroChina Co., Ltd., Class H	974,000	1,074,084
	Royal Dutch Shell PLC, Class A	25,843	884,084
	Royal Dutch Shell PLC, Class B	46,106	1,648,742
	Statoil ASA	27,650	910,425
	Total SA	6,967	1,926,674
	Yanzhou Coal Mining Co., Ltd., Class H	642,000	542,363
	Oil, Gas & Consumable Fuels Total		13,478,603
		ENERGY TOTAL	13,478,603
FINANCIALS — 31.9%
Capital Markets — 4.8%
	Credit Suisse Group, Registered Shares	19,091	1,199,153
	Daiwa Securities Group, Inc.	58,000	804,303
	Deutsche Bank AG, Registered Shares	12,292	1,509,199
	Nomura Holdings, Inc.	50,300	1,137,509
	UBS AG, Registered Shares	10,142	1,202,124
		Capital Markets Total	5,852,288
Commercial Banks — 18.6%
	Australia & New Zealand Banking Group Ltd.	32,813	696,785
	Banco Bilbao Vizcaya Argentaria SA	93,376	2,062,734
	Banco Santander Central Hispano SA	99,300	1,539,653
	Bangkok Bank Public Co., Ltd., NVDR	135,300	407,378
	Barclays PLC	158,134	1,975,302
	BNP Paribas SA	17,929	1,694,181
	Depfa Bank PLC	56,300	1,056,898
	ForeningsSparbanken AB	23,300	641,145
	HBOS PLC	90,600	1,590,181
	HSBC Holdings PLC	97,243	1,680,178
	Industrial Bank of Korea	40,040	806,573

2

		Par ($)	Value ($)*
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Mega Financial Holding Co., Ltd.	770,000	600,921
	Mitsubishi UFJ Financial Group, Inc.	108	1,697,800
	Mizuho Financial Group, Inc.	67	571,352
	Societe Generale	10,642	1,625,883
	Sumitomo Mitsui Financial Group, Inc.	76	834,321
	Sumitomo Trust & Banking Co., Ltd.	74,000	787,670
	United Overseas Bank Ltd.	127,000	1,309,444
	Westpac Banking Corp.	55,806	1,064,205
	Commercial Banks Total		22,642,604
Consumer Finance — 0.7%
	ORIX Corp.	2,770	831,985
	Consumer Finance Total		831,985
Diversified Financial Services — 2.0%
	Fortis	29,855	1,119,030
	ING Groep NV	33,690	1,371,157
	Diversified Financial Services Total		2,490,187
Insurance — 4.7%
	Allianz AG, Registered Shares	7,996	1,338,646
	Aviva PLC	74,147	1,083,038
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4,938	699,729
	Sampo Oyj, Class A	55,400	1,143,444
	Storebrand ASA	44,400	525,725
	Zurich Financial Services AG, Registered Shares	3,760	914,836
		Insurance Total	5,705,418
Real Estate Management & Development — 1.1%
	Sun Hung Kai Properties Ltd.	40,000	456,580
	Swire Pacific Ltd., Class A	80,000	821,327
	Real Estate Management & Development Total		1,277,907
		FINANCIALS TOTAL	38,800,389
HEALTH CARE — 8.4%
Pharmaceuticals — 8.4%
	Altana AG	12,298	789,256
	AstraZeneca PLC	37,277	2,059,687
	Eisai Co., Ltd.	18,400	841,909
	GlaxoSmithKline PLC	41,345	1,173,141
	H. Lundbeck A/S	30,000	677,281
	Novartis AG, Registered Shares	21,610	1,239,761
	Roche Holding AG, Genusschein Shares	5,932	912,137

3

		Par ($)	Value ($)*
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Sanofi-Aventis	13,264	1,250,857
	Takeda Pharmaceutical Co., Ltd.	20,800	1,271,400
		Pharmaceuticals Total	10,215,429
	HEALTH CARE TOTAL		10,215,429
INDUSTRIALS — 10.2%
Airlines — 0.6%
	British Airways PLC (a)	116,482	714,231
		Airlines Total	714,231
Construction & Engineering — 0.4%
	Shimizu Corp.	80,000	553,638
	Construction & Engineering Total		553,638
Electrical Equipment — 1.6%
	ABB Ltd., Registered Shares (a)	67,414	962,126
	Mitsubishi Electric Corp.	108,000	939,955
	Electrical Equipment Total		1,902,081
Industrial Conglomerates — 0.4%
	SembCorp Industries Ltd.	213,040	485,131
	Industrial Conglomerates Total		485,131
Machinery — 4.1%
	Andritz AG	3,248	569,495
	Atlas Copco AB, Class B	16,100	439,741
	Georg Fischer AG, Registered Shares (a)	1,510	734,180
	Komatsu Ltd.	51,000	1,090,634
	Saurer AG, Registered Shares	8,774	732,228
	Stork NV	19,463	1,153,572
	Volvo AB, Class B	6,400	321,778
		Machinery Total	5,041,628
Road & Rail — 1.4%
	Central Japan Railway Co.	135	1,387,169
	ComfortDelGro Corp., Ltd.	284,000	289,228
Trading Companies & Distributors — 1.7%		Road & Rail Total	1,676,397
	Hitachi High-Technologies Corp.
		31,600	974,101

4

		Par ($)	Value ($)*
Common Stocks — (continued)
INDUSTRIAL — (continued)
Trading Companies & Distributors — (continued)
	Mitsubishi Corp.	46,300	1,120,243
	Trading Companies & Distributors Total		2,094,344
	INDUSTRIALS TOTAL		12,467,450
INFORMATION TECHNOLOGY — 8.1%
Communications Equipment — 1.9%
	Nokia OYJ	89,600	2,040,361
	Telefonaktiebolaget LM Ericsson, ADR	9,300	329,871
	Communications Equipment Total		2,370,232
Computers & Peripherals — 1.6%
	FUJITSU Ltd.	56,000	466,728
	Lite-On Technology Corp.	502,000	791,406
	Wincor Nixdorf AG	4,595	660,864
	Computers & Peripherals Total		1,918,998
Electronic Equipment & Instruments — 1.1%
	Hoya Corp.	15,700	635,639
	Kyocera Corp.	8,100	756,185
	Electronic Equipment & Instruments Total		1,391,824
IT Services — 0.7%
	CGI Group, Inc., Class A (a)	118,000	852,771
		IT Services Total	852,771
Office Electronics — 1.2%
	Canon, Inc.	19,100	1,461,037
	Office Electronics Total		1,461,037
Semiconductors & Semiconductor Equipment — 1.1%
	Advantest Corp.	2,400	276,538
	Samsung Electronics Co., Ltd.	998	681,416
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,064	367,471
	Semiconductors & Semiconductor Equipment Total		1,325,425
Software — 0.5%
	Cognos, Inc. (a)	15,100	562,777
		Software Total	562,777
	INFORMATION TECHNOLOGY TOTAL		9,883,064
MATERIALS — 7.0%
Chemicals — 5.5%
	BASF AG	20,612	1,767,239
	Bayer AG	10,965	506,443
	Clariant AG, Registered Shares	34,699	539,986
	Shin-Etsu Chemical Co., Ltd.	13,100	757,019

5

		Par ($)	Value ($)*
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
	Sumitomo Chemical Co., Ltd.	102,000	894,006
	Syngenta AG, Registered Shares (a)	5,651	788,279
	Teijin Ltd.	134,000	919,106
	Yara International ASA	36,000	579,543
		Chemicals Total	6,751,621
Metals & Mining — 1.5%
	Kobe Steel Ltd.	264,000	897,273
	Rio Tinto PLC	16,618	913,961
		Metals & Mining Total	1,811,234
		MATERIALS TOTAL	8,562,855
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.1%
	Chunghwa Telecom Co., Ltd., ADR	40,800	840,480
	Deutsche Telekom AG, Registered Shares	51,683	933,711
	Nippon Telegraph & Telephone Corp.	175	783,823
	Diversified Telecommunication Services Total		2,558,014
Wireless Telecommunication Services — 0.9%
	China Mobile Hong Kong Ltd.	78,000	453,717
	Taiwan Mobile Co., Ltd	624,000	627,794
	Wireless Telecommunication Services Total		1,081,511
	TELECOMMUNICATION SERVICES TOTAL		3,639,525
UTILITIES — 4.0%
Electric Utilities — 2.7%
	E.ON AG	12,541	1,527,272
	Endesa SA	27,251	904,878
	Terna S.p.A	322,805	886,789
		Electric Utilities Total	3,318,939
Gas Utilities — 0.5%
	Tokyo Gas Co., Ltd.	115,000	556,492
		Gas Utilities Total	556,492

6

		Par ($)	Value ($)*
Common Stocks — (continued)
Independent Power Producers & Energy Traders — 0.8%
	Electric Power Development Co.	25,600	986,994
	Independent Power Producers & Energy Traders Total		986,994
		UTILITIES TOTAL	4,862,425

	Total Common Stocks (cost of $90,974,990)		120,398,274
Investment Company — 0.2%
	iShares MSCI EAFE Index Fund	4,063	276,406

	Total Investment Company (cost of $246,201)		276,406

		Units
Rights — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
JM AB

	Expires 06/08/06(b)	12,300	16,931
	Household Durables Total		16,931
	CONSUMER DISCRETIONARY TOTAL		16,931

	Total Rights (cost of $—)		16,931

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Note maturing 11/15/15, market value of $659,052. (repurchase proceeds $640,244)	640,000	640,000

	Total Short-Term Obligation (cost of $640,000)		640,000

7

Total Investments — 99.6% (cost of $91,861,191)(c)(d)	121,331,611

Other Assets & Liabilities, Net — 0.4%	432,576

Net Assets — 100.0%	121,764,187

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $91,861,191.

(d)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$29,757,916	$(287,496)	$29,470,420

Acronym	Name
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

8

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 12.8%
Diversified Consumer Services — 0.6%
Sotheby’s Holdings, Class A (a)	7,400	221,926
	Diversified Consumer Services Total	221,926
Hotels Restaurants & Leisure — 2.2%
Las Vegas Sands Corp. (a)	7,098	460,021
Starbucks Corp. (a)	9,900	368,973
	Hotels Restaurants & Leisure Total	828,994
Media — 5.3%
Comcast Corp., Class A (a)	11,900	368,305
EchoStar Communications Corp., Class A (a)	12,200	376,980
Lamar Advertising Co., Class A (a)	4,700	258,453
McGraw-Hill Companies, Inc.	8,400	467,544
News Corp., Class A	32,600	559,416
	Media Total	2,030,698
Multiline Retail — 1.3%
Kohl’s Corp. (a)	8,700	485,808
	Multiline Retail Total	485,808
Specialty Retail — 3.4%
Chico’s FAS, Inc. (a)	5,000	185,300
Lowe’s Companies, Inc.	7,070	445,764
Office Depot, Inc. (a)	11,600	470,728
OfficeMax, Inc.	4,700	181,890
	Specialty Retail Total	1,283,682
	CONSUMER DISCRETIONARY TOTAL	4,851,108
CONSUMER STAPLES — 6.1%
Beverages — 1.5%
PepsiCo, Inc.	9,860	574,246
	Beverages Total	574,246
Food & Staples Retailing — 2.6%
Sysco Corp.	11,800	352,702
Wal-Mart Stores, Inc.	13,700	616,911
	Food & Staples Retailing Total	969,613

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 2.0%
	Colgate-Palmolive Co.	12,800	756,736
		Household Products Total	756,736
	CONSUMER STAPLES TOTAL		2,300,595
ENERGY — 5.5%
Energy Equipment & Services — 1.5%
	Halliburton Co.	7,400	578,310
	Energy Equipment & Services Total		578,310
Oil, Gas & Consumable Fuels — 4.0%
	Anadarko Petroleum Corp.	2,600	272,532
	Hugoton Royalty Trust	250	6,921
	Kerr-McGee Corp.	5,000	499,300
	Occidental Petroleum Corp.	5,200	534,248
	XTO Energy, Inc.	4,200	177,870
	Oil, Gas & Consumable Fuels Total		1,490,871
		ENERGY TOTAL	2,069,181
FINANCIALS — 7.6%
Capital Markets — 4.5%
	Bank of New York Co., Inc.	16,700	587,005
	Franklin Resources, Inc.	3,400	316,608
	Merrill Lynch & Co., Inc.	5,300	404,178
	State Street Corp.	5,950	388,654
		Capital Markets Total	1,696,445
Commercial Banks — 1.7%
	Commerce Bancorp, Inc.	4,100	165,394
	Wells Fargo & Co.	6,790	466,405
		Commercial Banks Total	631,799
Insurance — 1.4%
	American International Group, Inc.	8,480	553,320
		Insurance Total	553,320
		FINANCIALS TOTAL	2,881,564
HEALTH CARE — 15.0%
Biotechnology — 4.2%
	Genentech, Inc. (a)	3,400	271,014
	Genzyme Corp. (a)	6,700	409,772
	Gilead Sciences, Inc. (a)	4,500	258,750
	PDL BioPharma, Inc. (a)	9,600	276,288
	Vertex Pharmaceuticals, Inc. (a)	10,500	381,885
		Biotechnology Total	1,597,709

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 1.3%
Varian Medical Systems, Inc. (a)	9,330	488,705
	Health Care Equipment & Supplies Total	488,705
Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	7,300	491,655
Caremark Rx, Inc.	7,610	346,636
	Health Care Providers & Services Total	838,291
Life Sciences Tools & Services — 1.7%
Thermo Electron Corp. (a)	17,030	656,336
	Life Sciences Tools & Services Total	656,336
Pharmaceuticals — 5.6%
Novartis AG, ADR	13,880	798,239
Roche Hldgs Ltd. ADR	7,500	577,500
Teva Pharmaceutical Industries Ltd., ADR	18,243	738,841
	Pharmaceuticals Total	2,114,580
	HEALTH CARE TOTAL	5,695,621
INDUSTRIALS — 15.2%
Aerospace & Defense — 3.4%
Boeing Co.	5,100	425,595
Lockheed Martin Corp.	3,600	273,240
United Technologies Corp.	9,100	571,571
	Aerospace & Defense Total	1,270,406
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	7,600	616,132
	Air Freight & Logistics Total	616,132
Commercial Services & Supplies — 3.1%
Manpower, Inc.	9,100	592,865
Waste Management, Inc.	15,600	584,376
	Commercial Services & Supplies Total	1,177,241
Construction & Engineering — 0.6%
Foster Wheeler Ltd. (a)	5,000	222,800
	Construction & Engineering Total	222,800
Electrical Equipment — 2.8%
Emerson Electric Co.	7,000	594,650
Rockwell Automation, Inc.	6,580	476,787
	Electrical Equipment Total	1,071,437
Industrial Conglomerates — 2.7%
General Electric Co.	19,200	664,128
Textron, Inc.	4,100	368,795
	Industrial Conglomerates Total	1,032,923

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.0%
Parker Hannifin Corp.	4,700	380,935
	Machinery Total	380,935
	INDUSTRIALS TOTAL	5,771,874
INFORMATION TECHNOLOGY — 26.1%
Communications Equipment — 6.1%
Cisco Systems, Inc. (a)	35,080	734,926
CommScope, Inc. (a)	4,000	132,200
Corning, Inc. (a)	20,800	574,704
Motorola, Inc.	16,300	348,005
QUALCOMM, Inc.	10,100	518,534
	Communications Equipment Total	2,308,369
Computers & Peripherals — 3.8%
Apple Computer, Inc. (a)	2,800	197,092
Brocade Communications Systems, Inc. (a)	58,700	361,592
EMC Corp. (a)	27,560	372,336
Hewlett-Packard Co.	10,200	331,194
Sun Microsystems, Inc. (a)	36,900	184,500
	Computers & Peripherals Total	1,446,714
Internet Software & Services — 3.3%
Akamai Technologies, Inc. (a)	7,600	256,044
Google, Inc., Class A (a)	1,878	784,891
Yahoo!, Inc. (a)	7,020	230,116
	Internet Software & Services Total	1,271,051
Semiconductors & Semiconductor Equipment — 8.7%
Broadcom Corp., Class A (a)	10,600	435,766
Fairchild Semiconductor International, Inc. (a)	14,600	301,782
Intel Corp.	18,300	365,634
Lam Research Corp. (a)	8,700	425,256
Marvell Technology Group Ltd. (a)	4,100	234,069
National Semiconductor Corp.	9,400	281,812
NVIDIA Corp. (a)	12,400	362,328
Samsung Electronics Co., Ltd., GDR (b)	500	170,500
SiRF Technology Holdings, Inc. (a)	3,300	112,695
Texas Instruments, Inc.	17,410	604,301
	Semiconductors & Semiconductor Equipment Total	3,294,143

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 4.2%
Citrix Systems, Inc. (a)		10,400	415,168
Microsoft Corp.		26,720	645,288
SAP AG, ADR		9,700	529,911
		Software Total	1,590,367
	INFORMATION TECHNOLOGY TOTAL		9,910,644
MATERIALS — 4.8%
Chemicals — 2.5%
Air Products & Chemicals, Inc	.	5,700	390,564
Dow Chemical Co.		9,200	373,612
Monsanto Co.		2,294	191,320
Tronox, Inc., Class B (a)		746	12,907
		Chemicals Total	968,403
Construction Materials — 1.0%
Vulcan Materials Co.		4,300	365,328
		Construction Materials Total	365,328
Metals & Mining — 1.3%
Phelps Dodge Corp.		5,800	499,902
		Metals & Mining Total	499,902
		MATERIALS TOTAL	1,833,633
TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 0.7%
Time Warner Telecom, Inc., Class A (a)		16,358	274,324
	Diversified Telecommunication Services Total		274,324
Wireless Telecommunication Services — 2.4%
American Tower Corp., Class A (a)		14,500	495,030
NII Holdings, Inc. (a)		7,000	419,300
	Wireless Telecommunication Services Total		914,330
	TELECOMMUNICATION SERVICES TOTAL		1,188,654

Total Common Stocks (cost of $32,341,495)			36,502,874
		Par ($)
Short-Term Obligation — 3.2%
Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $1,240,981 (repurchase proceeds $1,214,462)		1,214,000	1,214,000

	Total Short-Term Obligation (cost of $1,214,000)		1,214,000

5

Total Investments — 99.4% (cost of $33,555,495)(c)(d)	37,716,874

Other Assets & Liabilities, Net — 0.6%	246,304

Net Assets — 100.0%	37,963,178

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)	Cost for federal income tax purposes is $33,555,495.

(d)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,544,579	$(383,200)	$4,161,379

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Large Cap Value Fund

			Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 7.0%
Auto Components — 0.8%
	Johnson Controls, Inc.		3,700	301,735
			Auto Components Total	301,735
Hotels Restaurants & Leisure — 2.3%
	McDonald’s Corp.		12,266	424,036
	Starwood Hotels & Resorts Worldwide, Inc	.	7,900	453,302
	Hotels Restaurants & Leisure Total			877,338
Multiline Retail — 2.3%
	Federated Department Stores, Inc.		7,716	600,690
	J.C. Penney Co., Inc.		4,476	292,999
			Multiline Retail Total	893,689
Specialty Retail — 1.6%
	Office Depot, Inc. (a)		7,800	316,524
	Staples, Inc.		12,100	319,561
			Specialty Retail Total	636,085
	CONSUMER DISCRETIONARY TOTAL			2,708,847
CONSUMER STAPLES — 4.4%
Beverages — 1.9%
	Diageo PLC, ADR		5,999	397,434
	PepsiCo, Inc.		6,058	352,818
			Beverages Total	750,252
Food Products — 1.1%
	Cadbury Schweppes PLC, ADR		9,600	383,616
	Tyson Foods, Inc., Class A		2,901	42,354
			Food Products Total	425,970
Tobacco — 1.4%
	Altria Group, Inc.		7,229	528,874
			Tobacco Total	528,874
	CONSUMER STAPLES TOTAL			1,705,096
ENERGY — 12.5%
Energy Equipment & Services — 4.6%
	ENSCO International, Inc.		3,400	181,866
	Halliburton Co.		5,277	412,397
	Nabors Industries Ltd. (a)		6,400	238,912
	National Oilwell Varco, Inc. (a)		7,300	503,481
	Schlumberger Ltd.		6,550	452,867
	Energy Equipment & Services Total			1,789,523
Oil, Gas & Consumable Fuels — 7.9%
	ConocoPhillips		4,032	269,741

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Exxon Mobil Corp.	9,035	569,928
	Marathon Oil Corp.	4,664	370,135
	Murphy Oil Corp.	2,700	135,486
	Occidental Petroleum Corp.	6,600	678,084
	Valero Energy Corp.	9,600	621,504
	Williams Companies, Inc.	18,200	399,126
	Oil, Gas & Consumable Fuels Total		3,044,004
		ENERGY TOTAL	4,833,527
FINANCIALS — 37.3%
Capital Markets — 8.1%
	Bank of New York Co., Inc.	18,795	660,644
	Deutsche Bank AG, Registered Shares	1,600	195,392
	Franklin Resources, Inc.	2,419	225,257
	Goldman Sachs Group, Inc.	2,655	425,570
	Lehman Brothers Holdings, Inc.	1,700	256,955
	Merrill Lynch & Co., Inc.	10,880	829,709
	Morgan Stanley	4,580	294,494
	Nuveen Investments, Inc., Class A	5,000	240,600
		Capital Markets Total	3,128,621
Commercial Banks — 11.7%
	Marshall & Ilsley Corp.	9,820	448,971
	Mitsubishi UFJ Financial Group, Inc., ADR	19,200	300,672
	PNC Financial Services Group, Inc.	8,500	607,495
	SunTrust Banks, Inc.	2,400	185,592
	U.S. Bancorp	25,146	790,590
	UnionBanCal Corp.	4,000	280,360
	Wachovia Corp.	16,586	992,672
	Wells Fargo & Co.	13,028	894,893
		Commercial Banks Total	4,501,245
Diversified Financial Services — 8.4%
	CIT Group, Inc.	4,700	253,847
	Citigroup, Inc.	34,585	1,727,521
	JPMorgan Chase & Co.	28,266	1,282,711
	Diversified Financial Services Total		3,264,079
Insurance — 5.5%
	Ambac Financial Group, Inc.	4,635	381,739
	American International Group, Inc.	8,351	544,903
	Genworth Financial, Inc., Class A	9,500	315,400

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Hartford Financial Services Group, Inc.	4,055	372,776
	St. Paul Travelers Companies, Inc.	7,100	312,613
	XL Capital Ltd., Class A	2,741	180,604
		Insurance Total	2,108,035
Real Estate Investment Trusts (REITs) — 2.4%
	Archstone-Smith Trust, REIT	3,855	188,432
	Hos Hotels & Resorts, Inc., REIT	15,736	330,771
	Kimco Realty Corp., REIT	5,436	201,839
	ProLogis Trust, REIT	4,400	220,968
	Real Estate Investment Trusts (REITs) Total		942,010
Thrifts & Mortgage Finance — 1.2%
	Golden West Financial Corp.	6,400	459,968
	Thrifts & Mortgage Finance Total		459,968
		FINANCIALS TOTAL	14,403,958
HEALTH CARE — 9.3%
Health Care Equipment & Supplies — 0.8%
	Baxter International, Inc.	7,700	290,290
	Health Care Equipment & Supplies Total		290,290
Health Care Providers & Services — 1.9%
	Aetna, Inc.	7,244	278,894
	Cigna Corp.	4,152	444,264
	Health Care Providers & Services Total		723,158
Pharmaceuticals — 6.6%
	AstraZeneca PLC, ADR	7,400	407,962
	GlaxoSmithKline PLC, ADR	6,965	396,169
	Novartis AG, ADR	6,848	393,829
	Pfizer, Inc.	38,662	979,308
	Sanofi-Aventis, ADR	8,300	390,432
		Pharmaceuticals Total	2,567,700
	HEALTH CARE TOTAL		3,581,148
INDUSTRIALS — 9.8%
Aerospace & Defense — 3.6%
	Boeing Co.	4,600	383,870
	General Dynamics Corp.	6,374	418,262
	United Technologies Corp.	9,496	596,444
	Aerospace & Defense Total		1,398,576
Electrical Equipment — 0.8%
	ABB Ltd., ADR (a)	22,000	312,840
	Electrical Equipment Total		312,840

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 0.9%
	General Electric Co.	10,092	349,082
	Industrial Conglomerates Total		349,082
Machinery — 2.7%
	Caterpillar, Inc.	5,000	378,700
	Eaton Corp.	3,791	290,580
	Ingersoll-Rand Co., Ltd., Class A	8,600	376,250
		Machinery Total	1,045,530
Road & Rail — 1.8%
	Burlington Northern Santa Fe Corp.	4,700	373,791
	Norfolk Southern Corp.	5,500	297,000
		Road & Rail Total	670,791
		INDUSTRIALS TOTAL	3,776,819
INFORMATION TECHNOLOGY — 5.9%
Communications Equipment — 1.2%
	Motorola, Inc.	8,700	185,745
	Nokia OYJ, ADR	12,600	285,516
	Communications Equipment Total		471,261
Computers & Peripherals — 2.6%
	Hewlett-Packard Co.	21,600	701,352
	International Business Machines Corp.	3,736	307,622
	Computers & Peripherals Total		1,008,974
Electronic Equipment & Instruments — 0.8%
	Agilent Technologies, Inc. (a)	7,700	295,834
	Electronic Equipment & Instruments Total		295,834
Semiconductors & Semiconductor Equipment — 1.3%
	Fairchild Semiconductor International, Inc. (a)	9,800	202,566
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	26,500	277,720
	Semiconductors & Semiconductor Equipment Total		480,286
	INFORMATION TECHNOLOGY TOTAL		2,256,355
MATERIALS — 6.2%
Chemicals — 0.7%
	Rohm & Haas Co.	5,500	278,300
		Chemicals Total	278,300
Construction Materials — 1.3%
	Cemex SA de CV, ADR	4,000	270,080
	Vulcan Materials Co.	2,800	237,888
	Construction Materials Total		507,968

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.4%
	Crown Holdings, Inc. (a)	9,500	152,285
	Containers & Packaging Total		152,285
Metals & Mining — 3.8%
	Allegheny Technologies, Inc.	2,900	201,086
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,100	200,198
	Nucor Corp.	2,200	239,404
	Phelps Dodge Corp.	2,900	249,951
	Rio Tinto PLC, ADR	2,000	445,400
	United States Steel Corp.	1,600	109,600
		Metals & Mining Total	1,445,639
		MATERIALS TOTAL	2,384,192
TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 2.2%
	AT&T, Inc.	15,957	418,233
	Verizon Communications, Inc.	13,470	444,914
	Diversified Telecommunication Services Total		863,147
	TELECOMMUNICATION SERVICES TOTAL		863,147
UTILITIES — 3.9%
Electric Utilities — 3.1%
	Edison International	6,700	270,747
	Entergy Corp.	4,073	284,866
	Exelon Corp.	7,051	380,754
	FPL Group, Inc.	7,000	277,200
		Electric Utilities Total	1,213,567
Multi-Utilities — 0.8%
	PG&E Corp.	7,233	288,163
		Multi-Utilities Total	288,163
		UTILITIES TOTAL	1,501,730
	Total Common Stocks (cost of $32,082,090)		38,014,819
Preferred Stock — 0.5%
Financials — 0.5%
Insurance — 0.5%
	XL Capital Ltd., Class A, 7.000%	7,160	178,571
		Insurance Total	178,571
		FINANCIALS TOTAL	178,571
	Total Preferred Stock (cost of $180,200)		178,571

5

		Par ($)	Value ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $687,861 (repurchase proceeds $673,256)	673,000	673,000

	Total Short-Term Obligation (cost of $673,000)		673,000

	Total Investments — 100.7% (cost of $32,935,290)(b)(c)		38,866,390

	Other Assets & Liabilities, Net — (0.7)%		(257,399)

	Net Assets — 100.0%		38,608,991

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $32,935,290.

(c)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 6,235,289	$(304,189)	$5,931,100

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 16.1%
Diversified Consumer Services — 0.4%
	Education Management Corp. (a)	2,680	113,793
	Diversified Consumer Services Total		113,793
Hotels Restaurants & Leisure — 5.2%
	Brinker International, Inc.	1,360	53,258
	Cheesecake Factory, Inc.(a)	6,810	214,924
	Harrah’s Entertainment, Inc.	1,555	126,950
	Hilton Hotels Corp.	8,270	222,794
	Marriott International, Inc., Class A	1,990	145,409
	Scientific Games Corp., Class A(a)	3,290	125,316
	Starwood Hotels & Resorts Worldwide, Inc.	1,830	105,005
	Wendy’s International, Inc.	1,850	114,293
	Yum! Brands, Inc.	5,370	277,522
	Hotels Restaurants & Leisure Total		1,385,471
Household Durables — 1.8%
	Centex Corp.	1,500	83,400
	D.R. Horton, Inc.	4,273	128,275
	Fortune Brands, Inc.	1,510	121,253
	Lennar Corp., Class A	1,330	73,057
	NVR, Inc. (a)	100	75,500
	Household Durables Total		481,485
Internet & Catalog Retail — 0.5%
	NetFlix, Inc. (a)	4,690	139,012
	Internet & Catalog Retail Total		139,012

Leisure Equipment & Products — 0.5%
	SCP Pool Corp.	3,010	140,627
	Leisure Equipment & Products Total		140,627
Media — 1.8%
	Cablevision Systems Corp., Class A	2,500	50,675
	Getty Images, Inc. (a)	830	53,128
	Grupo Televisa SA, ADR	8,640	183,168
	Lamar Advertising Co., Class A (a)	1,870	102,831
	XM Satellite Radio Holdings, Inc., Class A (a)	4,480	90,586
	Media Total		480,388
Specialty Retail — 4.7%
	Abercrombie & Fitch Co., Class A	5,640	342,517
	Chico’s FAS, Inc. (a)	11,030	408,772
	Childrens Place Retail Stores, Inc. (a)	1,890	116,764
	GameStop Corp., Class A (a)	3,510	165,672

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	PETsMART, Inc.	4,550	125,853
	Urban Outfitters, Inc. (a)	4,420	102,544
	Specialty Retail Total		1,262,122
Textiles, Apparel & Luxury Goods — 1.2%
	Coach, Inc. (a)	9,790	323,266
	Textiles, Apparel & Luxury Goods Total		323,266
	CONSUMER DISCRETIONARY TOTAL		4,326,164
CONSUMER STAPLES — 1.7%
Food & Staples Retailing — 0.4%
	Whole Foods Market, Inc.	1,860	114,167
	Food & Staples Retailing Total		114,167
Food Products — 0.6%
	H.J. Heinz Co.	2,510	104,190
	Tyson Foods, Inc., Class A	3,590	52,414
	Food Products Total		156,604
Personal Products — 0.5%
	Alberto-Culver Co.	1,780	80,047
	Estee Lauder Companies, Inc., Class A	1,710	63,475
	Personal Products Total		143,522
Tobacco — 0.2%
	UST, Inc.	1,070	47,005
	Tobacco Total		47,005
	CONSUMER STAPLES TOTAL		461,298
ENERGY — 11.0%
Energy Equipment & Services — 5.8%
	BJ Services Co.	7,330	278,906
	Diamond Offshore Drilling, Inc.	2,180	197,879
	ENSCO International, Inc.	2,830	151,377
	FMC Technologies, Inc. (a)	4,730	258,163
	Grant Prideco, Inc. (a)	3,820	195,584
	Nabors Industries Ltd. (a)	3,680	137,374
	National Oilwell Varco, Inc. (a)	1,770	122,077
	Smith International, Inc.	5,260	222,130
	Energy Equipment & Services Total		1,563,490
Oil, Gas & Consumable Fuels — 5.2%
	Chesapeake Energy Corp.	3,010	95,357
	EOG Resources, Inc.	3,930	276,004
	Hugoton Royalty Trust	376	10,405

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Massey Energy Co.	3,070	118,655
	Peabody Energy Corp.	4,480	286,093
	Quicksilver Resources, Inc. (a)	1,390	57,601
	Southwestern Energy Co. (a)	4,540	163,531
	Tesoro Petroleum Corp.	1,740	121,661
	XTO Energy, Inc.	6,314	267,398
	Oil, Gas & Consumable Fuels Total		1,396,705
	ENERGY TOTAL		2,960,195
FINANCIALS — 7.7%
Capital Markets — 4.2%
	Affiliated Managers Group, Inc. (a)	2,470	250,211
	E*Trade Financial Corp. (a)	7,590	188,839
	Lazard Ltd., Class A	7,400	328,560
	Legg Mason, Inc.	1,300	154,024
	T. Rowe Price Group, Inc.	2,660	223,946
	Capital Markets Total		1,145,580
Commercial Banks — 1.9%
	East West Bancorp, Inc.	4,730	187,639
	ICICI Bank Ltd., ADR	4,490	123,161
	Zions Bancorporation	2,330	193,460
	Commercial Banks Total		504,260
Diversified Financial Services — 0.9%
	Chicago Mercantile Exchange	510	233,580
	Diversified Financial Services Total		233,580
Insurance — 0.6%
	Ambac Financial Group, Inc.	1,865	153,601
	Insurance Total		153,601
Real Estate Investment Trusts (REITs) — 0.1%
	Host Hotels & Resorts, Inc., REIT	1,120	23,542
	Real Estate Investment Trusts (REITs) Total		23,542
	FINANCIALS TOTAL		2,060,563
HEALTH CARE — 16.3%
Biotechnology — 2.8%
	Amylin Pharmaceuticals, Inc. (a)	3,590	156,344
	Celgene Corp. (a)	2,200	92,752
	Cephalon, Inc. (a)	2,480	162,837
	MedImmune, Inc. (a)	3,300	103,851
	Neurocrine Biosciences, Inc. (a)	2,380	136,517
	PDL BioPharma, Inc. (a)	3,900	112,242
	Biotechnology Total		764,543

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.3%
	Biomet, Inc.	4,800	178,464
	DENTSPLY International, Inc.	1,620	96,665
	Gen-Probe, Inc. (a)	3,790	202,651
	ResMed, Inc. (a)	3,972	171,392
	Varian Medical Systems, Inc. (a)	4,460	233,615
	Health Care Equipment & Supplies Total		882,787
Health Care Providers & Services — 6.0%
	Community Health Systems, Inc. (a)	3,175	115,062
	Coventry Health Care, Inc. (a)	4,300	213,581
	DaVita, Inc. (a)	4,767	268,192
	Health Management Associates, Inc., Class A	3,820	79,112
	Henry Schein, Inc. (a)	2,250	104,895
	Humana, Inc. (a)	3,100	140,058
	Laboratory Corp. of America Holdings (a)	3,070	175,297
	Lincare Holdings, Inc. (a)	4,030	159,306
	Medco Health Solutions, Inc. (a)	2,110	112,315
	Quest Diagnostics, Inc.	2,200	122,606
	United Surgical Partners International, Inc. (a)	3,360	110,914
	Health Care Providers & Services Total		1,601,338
Health Care Technology — 0.4%
	Cerner Corp. (a)	2,370	93,971
	Health Care Technology Total		93,971
Life Sciences Tools & Services — 2.0%
	Invitrogen Corp. (a)	1,470	97,035
	Nektar Therapeutics (a)	5,610	120,671
	Thermo Electron Corp. (a)	5,430	209,272
	Waters Corp. (a)	2,660	120,551
	Life Sciences Tools & Services Total		547,529
Pharmaceuticals — 1.8%
	Allergan, Inc.	1,980	203,385
	Forest Laboratories, Inc. (a)	2,310	93,278

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	4,820	195,210
	Pharmaceuticals Total		491,873
	HEALTH CARE TOTAL		4,382,041
INDUSTRIALS — 13.6%
Aerospace & Defense — 2.9%
	Armor Holdings, Inc. (a)	2,490	152,064
	BE Aerospace, Inc. (a)	8,060	209,802
	Hexcel Corp. (a)	12,170	268,835
	Rockwell Collins, Inc.	2,620	149,864
	Aerospace & Defense Total		780,565
Air Freight & Logistics — 1.4%
	C.H. Robinson Worldwide, Inc.	5,150	228,403
	UTI Worldwide, Inc.	4,890	152,519
	Air Freight & Logistics Total		380,922
Airlines — 0.5%
	Southwest Airlines Co.	8,610	139,654
	Airlines Total		139,654
Commercial Services & Supplies — 4.0%
	ChoicePoint, Inc. (a)	4,955	218,169
	Cintas Corp.	2,040	85,639
	Corporate Executive Board Co.	4,015	430,127
	Robert Half International, Inc.	8,180	345,768
	Commercial Services & Supplies Total		1,079,703
Construction & Engineering — 0.2%
	Jacobs Engineering Group, Inc. (a)	640	52,928
	Construction & Engineering Total		52,928
Electrical Equipment — 1.3%
	Rockwell Automation, Inc.	4,240	307,231
	Roper Industries, Inc.	1,190	56,477
	Electrical Equipment Total		363,708
Machinery — 2.8%
	Joy Global, Inc.	5,875	385,929
	Terex Corp. (a)	4,100	354,855
	Machinery Total		740,784

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.5%
	Landstar System, Inc.	3,150	133,844
	Road & Rail Total		133,844
	INDUSTRIALS TOTAL		3,672,108
INFORMATION TECHNOLOGY — 18.1%
Communications Equipment — 2.7%
	Comverse Technology, Inc. (a)	12,310	278,821
	CSR PLC (a)	13,690	301,820
	F5 Networks, Inc. (a)	1,380	80,813
	Harris Corp.	1,570	73,115
	Communications Equipment Total		734,569
Computers & Peripherals — 0.5%
	SanDisk Corp. (a)	2,020	128,937
	Computers & Peripherals Total		128,937
Electronic Equipment & Instruments — 1.1%
	Jabil Circuit, Inc.	2,640	102,933
	Trimble Navigation Ltd. (a)	3,760	178,149
	Electronic Equipment & Instruments Total		281,082
Internet Software & Services — 0.4%
	VeriSign, Inc. (a)	4,590	107,957
	Internet Software & Services Total		107,957
IT Services — 3.9%
	Affiliated Computer Services, Inc., Class A (a)	1,640	91,446
	Alliance Data Systems Corp. (a)	5,750	316,250
	Cognizant Technology Solutions Corp., Class A (a)	4,470	284,337
	Fiserv, Inc. (a)	2,020	91,061
	Global Payments, Inc.	2,000	94,860
	Paychex, Inc.	4,430	178,928
	IT Services Total		1,056,882
Semiconductors & Semiconductor Equipment — 5.6%
	Broadcom Corp., Class A (a)	16,283	669,394
	Lam Research Corp. (a)	1,740	85,051
	Marvell Technology Group Ltd. (a)	4,970	283,738
	MEMC Electronic Materials, Inc. (a)	5,190	210,714
	NVIDIA Corp. (a)	5,760	168,307
	SiRF Technology Holdings, Inc. (a)	2,860	97,669
	Semiconductors & Semiconductor Equipment Total		1,514,873

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 3.9%
	Amdocs Ltd. (a)	4,170	155,124
	Autodesk, Inc. (a)	2,237	94,043
	Citrix Systems, Inc. (a)	7,040	281,037
	Hyperion Solutions Corp. (a)	4,367	133,718
	Intuit, Inc. (a)	1,161	62,891
	McAfee, Inc. (a)	2,160	56,354
	Mercury Interactive Corp. (a)	3,095	111,420
	NAVTEQ Corp. (a)	3,780	156,946
	Software Total		1,051,533
	INFORMATION TECHNOLOGY TOTAL		4,875,833
MATERIALS — 6.1%
Chemicals — 1.9%
	Ecolab, Inc.	2,750	103,950
	Potash Corp. of Saskatchewan, Inc.	4,410	417,539
	Chemicals Total		521,489
Construction Materials — 1.0%
	Cemex SA de CV, ADR	2,770	187,030
	Eagle Materials, Inc.	1,220	80,825
	Construction Materials Total		267,855
Metals & Mining — 3.2%
	Allegheny Technologies, Inc.	1,560	108,170
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,570	230,551
	Inco Ltd.	2,040	115,199
	Phelps Dodge Corp.	2,900	249,951
	Zinifex Ltd.	18,850	148,225
	Metals & Mining Total		852,096
	MATERIALS TOTAL		1,641,440
TELECOMMUNICATION SERVICES — 4.7%
Wireless Telecommunication Services — 4.7%
	American Tower Corp., Class A (a)	12,356	421,834
	Crown Castle International Corp. (a)	6,880	231,512
	Millicom International Cellular SA (a)	5,810	285,736
	NII Holdings, Inc. (a)	4,060	243,194

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
	VimpelCom, ADR (a)	1,860	86,583
	Wireless Telecommunication Services Total		1,268,859
	TELECOMMUNICATION SERVICES TOTAL		1,268,859
UTILITIES — 0.9%
Independent Power Producers & Energy Traders — 0.9%
	AES Corp. (a)	14,580	247,422
	Independent Power Producers & Energy Traders Total		247,422
	UTILITIES TOTAL		247,422
	Total Common Stocks (cost of $18,334,359)		25,895,923
		Par ($)
Short-Term Obligation — 4.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $1,283,048 (repurchase proceeds $1,256,478)	1,256,000	1,256,000

	Total Short-Term Obligation (cost of $1,256,000)		1,256,000

	Total Investments — 100.9% (cost of $19,590,359)(b)(c)		27,151,923

	Other Assets & Liabilities, Net — (0.9)%		(230,198)

	Net Assets — 100.0%		26,921,725

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $19,590,359.

8

(c)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$7,774,615	$(213,051)	$7,561,564

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

9

INVESTMENT PORTFOLIO April 30, 2006 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 9.1%
Auto Components — 1.7%
	BorgWarner, Inc.	2,050	124,497
	Johnson Controls, Inc.	2,550	207,952
	Auto Components Total		332,449
Hotels Restaurants & Leisure — 2.1%
	Harrah’s Entertainment, Inc.	1,300	106,132
	OSI Restaurant Partners, Inc.	2,375	101,413
	Starwood Hotels & Resorts Worldwide, Inc.	3,525	202,264
	Hotels Restaurants & Leisure Total		409,809
Media — 1.0%
	Dow Jones & Co., Inc.	4,925	182,077
	Media Total		182,077
Multiline Retail — 1.6%
	Federated Department Stores, Inc.	1,958	152,430
	J.C. Penney Co., Inc.	2,275	148,922
	Multiline Retail Total		301,352
Specialty Retail — 2.7%
	Office Depot, Inc. (a)	5,350	217,103
	Pacific Sunwear of California, Inc. (a)	4,875	113,588
	TJX Companies., Inc.	8,100	195,453
	Specialty Retail Total		526,144
	CONSUMER DISCRETIONARY TOTAL		1,751,831
CONSUMER STAPLES — 6.1%
Beverages — 0.9%
	Fomento Economico Mexicano SA de CV, ADR	825	76,626
	Pepsi Bottling Group, Inc.	3,100	99,510
	Beverages Total		176,136
Food & Staples Retailing — 1.8%
	Kroger Co. (a)	6,750	136,755
	SUPERVALU, Inc.	7,150	207,422
	Food & Staples Retailing Total		344,177
Food Products — 2.3%
	Corn Products International, Inc.	4,849	135,772
	Dean Foods Co. (a)	4,700	186,167
	Tyson Foods, Inc., Class A	8,350	121,910
	Food Products Total		443,849

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.1%
	Clorox Co.	3,150	202,167
	Household Products Total		202,167
	CONSUMER STAPLES TOTAL		1,166,329
ENERGY — 6.9%
Energy Equipment & Services — 2.1%
	Dresser-Rand Group, Inc. (a)	2,875	71,789
	National Oilwell Varco, Inc. (a)	1,525	105,179
	Technip SA, ADR	1,506	93,221
	Tidewater, Inc.	2,200	128,128
	Energy Equipment & Services Total		398,317
Oil, Gas & Consumable Fuels — 4.8%
	Amerada Hess Corp.	1,025	146,852
	Hugoton Royalty Trust	117	3,240
	Kerr-McGee Corp.	1,325	132,314
	Marathon Oil Corp.	639	50,711
	Murphy Oil Corp.	1,225	61,471
	Newfield Exploration Co. (a)	2,400	107,040
	Tesoro Petroleum Corp.	1,500	104,880
	Williams Companies., Inc.	10,900	239,037
	XTO Energy, Inc.	1,966	83,260
	Oil, Gas & Consumable Fuels Total		928,805
	ENERGY TOTAL		1,327,122
FINANCIALS — 28.3%
Capital Markets — 2.0%
	Bear Stearns Cos, Inc.	1,650	235,142
	Nuveen Investments, Inc., Class A	3,150	151,578
	Capital Markets Total		386,720
Commercial Banks — 10.3%
	Bank of Hawaii Corp.	3,900	211,809
	City National Corp.	2,700	196,992
	Comerica, Inc.	3,175	180,562
	Cullen/Frost Bankers, Inc.	3,325	192,451
	Marshall & Ilsley Corp.	5,125	234,315
	Mercantile Bankshares Corp.	4,450	167,231
	SVB Financial Group (a)	3,850	195,464
	TCF Financial Corp.	3,700	99,382
	UnionBanCal Corp.	2,350	164,712
	Whitney Holding Corp.	3,375	120,015

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Zions Bancorporation	2,575	213,802
	Commercial Banks Total		1,976,735
Diversified Financial Services — 0.9%
	CIT Group, Inc.	3,275	176,883
	Diversified Financial Services Total		176,883
Insurance — 7.0%
	Ambac Financial Group, Inc.	2,600	214,136
	Conseco, Inc. (a)	7,600	191,900
	Genworth Financial, Inc., Class A	5,700	189,240
	Lincoln National Corp.	2,550	148,104
	Loews Corp.	1,425	151,264
	Old Republic International Corp.	7,800	173,550
	Platinum Underwriters Holdings Ltd.	4,800	132,336
	XL Capital Ltd., Class A	2,225	146,605
	Insurance Total		1,347,135
Real Estate Investment Trusts (REITs) — 4.9%
	Archstone-Smith Trust, REIT	2,975	145,418
	Boston Properties, Inc., REIT	1,950	172,127
	Equity Office Properties Trust, REIT	4,700	151,810
	General Growth Properties, Inc., REIT	2,275	106,811
	Host Hotels & Resorts, Inc., REIT	8,660	182,035
	ProLogis Trust, REIT	3,700	185,814
	Real Estate Investment Trusts (REITs) Total		944,015
Thrifts & Mortgage Finance — 3.2%
	Golden West Financial Corp.	2,675	192,252
	PMI Group Inc.	5,025	231,904
	Sovereign Bancorp, Inc.	8,850	196,204
	Thrifts & Mortgage Finance Total		620,360
	FINANCIALS TOTAL		5,451,848
HEALTH CARE — 5.4%
Biotechnology — 0.6%
	PDL BioPharma, Inc. (a)	3,975	114,401
	Biotechnology Total		114,401
Health Care Equipment & Supplies — 0.6%
	Hospira, Inc. (a)	3,275	126,251
	Health Care Equipment & Supplies Total		126,251
Health Care Providers & Services — 2.3%
	CIGNA Corp.	2,050	219,350
	Community Health Systems, Inc. (a)	3,675	133,182

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Universal Health Services, Inc., Class B	1,900	96,501
	Health Care Providers & Services Total		449,033
Life Sciences Tools & Services — 1.1%
	Charles River Laboratories International, Inc. (a)	1,425	67,331
	Millipore Corp. (a)	1,950	143,871
	Life Sciences Tools & Services Total		211,202
Pharmaceuticals — 0.8%
	Shire Pharmaceuticals Group PLC, ADR	3,100	146,816
	Pharmaceuticals Total		146,816
	HEALTH CARE TOTAL		1,047,703
INDUSTRIALS — 14.3%
Building Products — 0.5%
	American Standard Companies, Inc.	2,300	100,119
	Building Products Total		100,119
Commercial Services & Supplies — 2.1%
	ARAMARK Corp., Class B	4,800	134,928
	Avery Dennison Corp.	1,850	115,625
	Manpower, Inc.	2,450	159,617
	Commercial Services & Supplies Total		410,170
Construction & Engineering — 1.3%
	Fluor Corp.	1,225	113,815
	Jacobs Engineering Group, Inc. (a)	1,675	138,522
	Construction & Engineering Total		252,337
Electrical Equipment — 0.8%
	Cooper Industries Ltd., Class A	1,750	160,038
	Electrical Equipment Total		160,038
Industrial Conglomerates — 1.6%
	McDermott International, Inc. (a)	1,700	103,360
	Textron, Inc.	2,350	211,383
	Industrial Conglomerates Total		314,743
Machinery — 5.9%
	Barnes Group, Inc.	1,725	77,746
	Dover Corp.	4,250	211,437
	Eaton Corp.	2,350	180,127
	Harsco Corp.	1,425	118,774
	Ingersoll-Rand Co., Ltd., Class A	4,500	196,875
	Kennametal, Inc.	2,475	153,079

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Parker Hannifin Corp.	2,400	194,520
	Machinery Total		1,132,558
Marine — 0.5%
	Alexander & Baldwin, Inc.	1,725	86,026
	Marine Total		86,026
Road & Rail — 1.6%
	Canadian Pacific Railway Ltd.	2,900	154,106
	Norfolk Southern Corp.	2,650	143,100
	Road & Rail Total		297,206
	INDUSTRIALS TOTAL		2,753,197
INFORMATION TECHNOLOGY — 7.5%
Communications Equipment — 0.3%
	CommScope, Inc. (a)	1,800	59,490
	Communications Equipment Total		59,490
Electronic Equipment & Instruments — 3.4%
	Agilent Technologies, Inc. (a)	5,200	199,784
	Arrow Electronics, Inc. (a)	5,525	200,005
	Mettler Toledo International, Inc. (a)	1,500	97,200
	Tektronix, Inc.	4,600	162,472
	Electronic Equipment & Instruments Total		659,461
Semiconductors & Semiconductor Equipment — 2.6%
	ATI Technologies, Inc. (a)	3,900	60,528
	Fairchild Semiconductor International, Inc. (a)	4,975	102,833
	Freescale Semiconductor, Inc., Class A (a)	3,300	104,346
	KLA-Tencor Corp.	1,750	84,280
	Lam Research Corp. (a)	1,225	59,878
	MEMC Electronic Materials, Inc. (a)	1,200	48,720
	Novellus Systems, Inc. (a)	1,850	45,695
	Semiconductors & Semiconductor Equipment Total		506,280
Software — 1.2%
	Activision, Inc. (a)	3,833	54,390
	Cadence Design Systems, Inc. (a)	4,275	80,926
	Electronic Arts, Inc. (a)	825	46,860

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Synopsys, Inc. (a)	2,150	46,935
	Software Total		229,111
	INFORMATION TECHNOLOGY TOTAL		1,454,342
MATERIALS — 10.7%
Chemicals — 5.1%
	Air Products & Chemicals, Inc.	2,850	195,282
	Ashland, Inc.	1,625	106,957
	Cytec Industries, Inc.	1,650	99,775
	Lubrizol Corp.	3,275	142,823
	Nalco Holding Co. (a)	7,175	135,249
	PPG Industries, Inc.	1,800	120,816
	Rohm & Haas Co.	3,800	192,280
	Chemicals Total		993,182
Construction Materials — 1.8%
	Cemex SA de CV, ADR	1,500	101,280
	Martin Marietta Materials, Inc.	1,425	151,278
	Vulcan Materials Co.	1,200	101,952
	Construction Materials Total		354,510
Containers & Packaging — 1.3%
	Crown Holdings, Inc. (a)	9,700	155,491
	Packaging Corp. of America	4,100	92,168
	Containers & Packaging Total		247,659
Metals & Mining — 2.5%
	Allegheny Technologies, Inc.	1,500	104,010
	Alumina Ltd., ADR	4,200	92,694
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,400	90,412
	Nucor Corp.	1,750	190,435
	Metals & Mining Total		477,551
	MATERIALS TOTAL		2,072,902
UTILITIES — 9.4%
Electric Utilities — 4.1%
	Edison International	3,875	156,589
	Entergy Corp.	2,500	174,850
	FPL Group, Inc.	3,775	149,490
	Hawaiian Electric Industries, Inc.	3,575	96,060
	PPL Corp.	7,425	215,622
	Electric Utilities Total		792,611

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.5%
	AGL Resources, Inc.	2,775	98,180
	Gas Utilities Total		98,180
Independent Power Producers & Energy Traders — 0.6%
	AES Corp. (a)	6,450	109,456
	Independent Power Producers & Energy Traders Total		109,456
Multi-Utilities — 4.2%
	Energy East Corp.	6,450	155,832
	PG&E Corp.	9,625	383,460
	Sempra Energy	3,075	141,511
	Wisconsin Energy Corp.	3,600	140,580
	Multi-Utilities Total		821,383
	UTILITIES TOTAL		1,821,630

	Total Common Stocks (cost of $15,236,058)		18,846,904
		Par ($)
Convertible Bonds — 0.4%
COMMUNICATIONS — 0.4%
Telecommunication Services — 0.4%
Lucent Technologies, Inc.
	2.750% 06/15/25	81,000	85,151
	Telecommunication Services Total		85,151
	COMMUNICATIONS TOTAL		85,151

	Total Convertible Bonds (cost of $92,186)		85,151
		Shares
Convertible Preferred Stocks — 0.2%
FINANCIALS — 0.2%
Insurance — 0.2%
	XL Capital Ltd., Class A, 7.000%	1,750	43,645
	Insurance Total		43,645
	FINANCIALS TOTAL		43,645

	Total Convertible Preferred Stocks (cost of $46,636)		43,645
		Par ($)
Short-Term Obligation — 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $248,250 (repurchase proceeds $241,092)	241,000	241,000

7

Total Short-Term Obligation (cost of $241,000)	241,000

Total Investments — 99.6% (cost of $15,615,880)(b)(c)	19,216,700

Other Assets & Liabilities, Net — 0.4%	73,237

Net Assets — 100.0%	19,289,937

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $15,615,880.

(c)	Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,746,453	$(145,633)	$3,600,820

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 34.0%
BASIC MATERIALS — 0.2%
Forest Products & Paper — 0.2%
MeadWestvaco Corp.
	6.850% 04/01/12	175,000	180,371
		Forest Products & Paper Total	180,371
		BASIC MATERIALS TOTAL	180,371
COMMUNICATIONS — 3.6%
Media — 0.7%
Jones Intercable, Inc.
	7.625% 04/15/08	110,000	113,802
Time Warner, Inc.
	6.150% 05/01/07	375,000	377,606
		Media Total	491,408
Telecommunication Services — 2.9%
AT&T, Inc.
	5.750% 05/02/06	325,000	325,004
Deutsche Telekom International Finance BV
	8.000% 06/15/10	250,000	271,002
New Cingular Wireless Services, Inc.
	7.500% 05/01/07	300,000	306,124
Sprint Capital Corp.
	6.375% 05/01/09	245,000	250,947
Verizon Global Funding Corp.
	7.600% 03/15/07	575,000	585,202
Vodafone Group PLC
	7.750% 02/15/10	350,000	374,310
	Telecommunication Services Total		2,112,589
		COMMUNICATIONS TOTAL	2,603,997
CONSUMER CYCLICAL — 2.2%
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	200,000	197,248
		Auto Manufacturers Total	197,248
Home Builders — 0.4%
DR Horton, Inc.
	4.875% 01/15/10	275,000	266,750
		Home Builders Total	266,750
Retail — 1.5%
Costco Wholesale Corp.

1

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
	5.500% 03/15/07		275,000	275,639
Home Depot, Inc.
	4.625% 08/15/10		500,000	485,163
Wal-Mart Stores, Inc.
	4.000% 01/15/10		375,000	357,580
			Retail Total	1,118,382
	CONSUMER CYCLICAL TOTAL			1,582,380
CONSUMER NON-CYCLICAL — 4.5%
Beverages — 1.5%
Bottling Group LLC
	2.450% 10/16/06		375,000	370,144
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08		325,000	328,338
Diageo Capital PLC
	3.375% 03/20/08		400,000	385,855
			Beverages Total	1,084,337
Food — 1.4%
General Mills, Inc.
	2.625% 10/24/06		450,000	444,290
Kroger Co.
	7.650% 04/15/07		275,000	280,433
Safeway, Inc.
	4.950% 08/16/10		280,000	270,955
			Food Total	995,678
Healthcare Products — 0.3%
Baxter FinCo BV
	4.750% 10/15/10	(a)	250,000	241,248
			Healthcare Products Total	241,248
Healthcare Services — 0.8%
UnitedHealth Group, Inc.
	3.375% 08/15/07		350,000	341,634
WellPoint, Inc.
	6.375% 06/15/06		250,000	250,305
			Healthcare Services Total	591,939
Household Products/Wares — 0.5%
Fortune Brands, Inc.

2

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)

CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — (continued)
	5.125% 01/15/11		325,000	317,380
			Household Products/Wares Total	317,380
	CONSUMER NON-CYCLICAL TOTAL			3,230,582
ENERGY — 1.5%
Oil & Gas — 1.5%
ChevronTexaco Capital Co.
	3.500% 09/17/07		375,000	366,626
Devon Energy Corp.
	2.750% 08/01/06		400,000	397,477
Marathon Oil Corp.
	5.375% 06/01/07		350,000	350,102
			Oil & Gas Total	1,114,205
			ENERGY TOTAL	1,114,205
FINANCIALS — 15.7%
Banks — 3.0%
Marshall & Ilsley Corp.
	4.375% 08/01/09		425,000	413,455
U.S. Bancorp
	3.125% 03/15/08		450,000	433,698
Wachovia Corp.
	3.500% 08/15/08		600,000	577,089
Wells Fargo & Co.
	4.920% 03/10/08	(b)	750,000	750,162
			Banks Total	2,174,404
Diversified Financial Services — 9.1%
American Express Credit Corp.
	3.000% 05/16/08		350,000	334,683
American General Finance Corp.
	3.000% 11/15/06		175,000	172,898
Bear Stearns Companies, Inc.
	6.500% 05/01/06		225,000	225,008
Capital One Bank
	4.875% 05/15/08		150,000	148,545
Caterpillar Financial Services Corp.
	3.625% 11/15/07		425,000	414,429
CIT Group, Inc.
	5.500% 11/30/07		350,000	350,798
Citigroup, Inc.
	4.250% 07/29/09		450,000	435,622

3

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)

FINANCIALS — (continued)

Diversified Financial Services — (continued)
Countrywide Home Loans, Inc.
	2.875% 02/15/07		350,000	343,038
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10		250,000	244,289
General Electric Capital Corp.
	4.250% 01/15/08		1,000,000	982,998
Goldman Sachs Group, Inc.
	5.000% 01/15/11		375,000	367,170
HSBC Finance Corp.
	6.400% 06/17/08		350,000	357,379
JPMorgan Chase & Co.
	3.800% 10/02/09		550,000	523,455
Lehman Brothers Holdings, Inc.
	5.000% 01/14/11		350,000	343,249
Merrill Lynch & Co, Inc.
	4.125% 01/15/09		325,000	315,212
Morgan Stanley
	3.875% 01/15/09		475,000	457,747
Pitney Bowes Credit Corp.
	5.750% 08/15/08		250,000	252,073
USA Education, Inc.
	5.625% 04/10/07		300,000	301,273
	Diversified Financial Services Total			6,569,866
Insurance — 1.6%
Allstate Financial Global Funding II
	2.625% 10/22/06	(a)	350,000	345,232
American International Group, Inc.
	2.875% 05/15/08		500,000	476,596
Genworth Financial, Inc.
	4.750% 06/15/09		350,000	343,192
			Insurance Total	1,165,020
Real Estate Investment Trusts — 0.6%
American Health Properties
	7.500% 01/15/07		400,000	405,542
	Real Estate Investment Trusts Total			405,542
Savings & Loans — 1.4%
Washington Mutual, Inc.
	4.200% 01/15/10		475,000	453,935
World Savings Bank

4

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)

FINANCIALS — (continued)
Savings & Loans — (continued)
	4.125% 03/10/08		550,000	539,521
			Savings & Loans Total	993,456
			FINANCIALS TOTAL	11,308,288
INDUSTRIALS — 3.3%
Aerospace & Defense — 1.1%
Boeing Co.
	8.100% 11/15/06		375,000	380,770
United Technologies Corp.
	4.875% 11/01/06		400,000	399,240
			Aerospace & Defense Total	780,010
Environmental Control — 0.4%
USA Waste Services, Inc.
	7.125% 10/01/07		300,000	306,666
			Environmental Control Total	306,666
Machinery — 0.4%
John Deere Capital Corp.
	4.625% 04/15/09		300,000	293,372
			Machinery Total	293,372
Transportation — 1.4%
Canadian National Railway Co.
	6.450% 07/15/06	(b)	425,000	425,888
CSX Corp.
	6.750% 03/15/11		225,000	235,010
Union Pacific Corp.
	3.875% 02/15/09		325,000	311,723
			Transportation Total	972,621
			INDUSTRIALS TOTAL	2,352,669
TECHNOLOGY — 0.5%
Computers — 0.5%
International Business Machines Corp.
	4.250% 09/15/09		400,000	386,963
			Computers Total	386,963
			TECHNOLOGY TOTAL	386,963
UTILITIES — 2.5%
Electric — 1.7%
American Electric Power Co., Inc.
	5.375% 03/15/10		275,000	272,574
Exelon Generation Co. LLC
	6.950% 06/15/11		350,000	367,886

5

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Scottish Power PLC
	4.910% 03/15/10		275,000	268,187
Virginia Electric & Power Co.
	5.375% 02/01/07		325,000	324,705
			Electric Total	1,233,352
Gas — 0.8%
Kinder Morgan Energy Partners LP
	6.750% 03/15/11		275,000	286,151
Sempra Energy
	4.750% 05/15/09		250,000	245,607
			Gas Total	531,758
			UTILITIES TOTAL	1,765,110
	Total Corporate Fixed-Income Bonds & Notes (cost of $25,307,008)			24,524,565
Collateralized Mortgage Obligations — 15.4%
AGENCY — 3.6%
Federal Home Loan Mortgage Corp.
	3.000% 06/15/09		381,297	380,203
	4.000% 09/15/15		640,000	620,211
	4.500% 02/15/15		1,300,000	1,275,714
	5.000% 05/15/26		302,971	301,263
	6.500% 11/15/30		16,411	16,401
			AGENCY TOTAL	2,593,792
NON-AGENCY — 11.8%
Bear Stearns Adjustable Rate Mortgage Trust
	3.511% 06/25/34(b)		1,000,000	973,699
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34(b)		938,523	922,562
Countrywide Alternative Loan Trust
	5.250% 08/25/35		1,250,660	1,236,225
	5.500% 02/25/36		2,631,648	2,579,259
Countrywide Home Loan Mortgage Pass Through Trust
	5.000% 02/25/33		1,300,000	1,281,786
IMPAC CMB Trust
	5.339% 12/25/33	(b)	222,837	222,908

6

		Par ($)		Value ($)
Collateralized Mortgage Obligations — (continued)
NON-AGENCY — (continued)
Ocwen Residential MBS Corp.
	7.000% 10/25/40	(a)(b)	1,843	1,836
PNC Mortgage Securities Corp.
	1.000% 04/28/27	(a)(b)	6,837	6,222
Residential Accredit Loans, Inc.
	5.750% 01/25/36	381,138		378,978
SACO I, Inc.
	7.000% 08/25/36	(a)	177,243	176,541
Structured Asset Securities Corp.
	5.750% 04/25/33	765,614		746,732
		NON-AGENCY TOTAL		8,526,748
	Total Collateralized Mortgage Obligations (cost of $11,251,037)			11,120,540
Asset-Backed Securities — 13.6%
Bear Stearns Asset Backed Securities, Inc.
	5.069% 06/25/35	(b)	389,114	389,211
CIT Equipment Collateral
	2.200% 03/20/08		60,823	60,015
Citigroup Mortgage Loan Trust, Inc.
	5.169% 02/25/35	(b)	924,467	926,006
Cityscape Home Equity LoanTrust
	7.410% 05/25/28		63,597	63,399
	7.650% 09/25/25		295,384	294,433
Countrywide Asset-Backed Certificates
	5.239% 09/25/33	(b)	1,129,883	1,131,901
IMC Home Equity Loan Trust
	7.500% 04/25/26		413,760	413,431
	7.520% 08/20/28		82,549	82,333
KeyCorp Student Loan Trust
	5.457% 08/27/25	(b)	604,590	606,809
	5.687% 01/27/23	(a)(b)	812,661	818,046
Long Beach Auto Receivables Trust
	4.050% 04/15/11		1,700,000	1,659,824
Mastr Asset Backed Securities Trust
	5.109% 11/25/35	(b)	943,040	943,385
Novastar Home Equity Loan
	5.089% 01/25/36	(b)	454,995	455,189
SACO I, Inc.
	5.159% 04/25/35	(a)(b)	703,672	703,481
UCFC Home Equity Loan

7

			Par ($)	Value ($)
Asset-Backed Securities — (continued)
	6.315% 04/15/30		294,833	291,069
WFS Financial Owner Trust
	2.810% 08/22/11		1,000,000	974,205
	Total Asset-Backed Securities (cost of $9,834,927)			9,812,737
Mortgage-Backed Securities — 12.2%
Federal Home Loan Mortgage Corp.	.
	4.000% 05/01/11		1,566,085	1,509,542
	4.500% 03/01/21		1,784,509	1,698,074
	4.500% 11/01/07		527,069	521,920
	5.000% 11/01/20		963,418	936,925
	5.500% 07/01/19		1,530,286	1,517,572
	5.500% 01/01/21		790,471	783,587
Federal National Mortgage Association
	5.000% 05/01/20		223,030	217,228
	5.000% 08/01/19		721,084	702,988
	6.000% 03/01/09		24,502	24,485
	6.000% 05/01/09		261,748	261,568
Small Business Administration
	5.375% 03/25/22	(b)	120,967	122,164
	5.375% 06/25/22	(b)	402,319	406,333
	5.375% 10/25/21	(b)	15,808	15,962
	5.500% 07/25/21	(b)	36,284	36,008
	5.500% 11/25/21	(b)	52,260	52,794
	Total Mortgage-Backed Securities (cost of $8,985,705)			8,807,150
Government & Agency Obligations — 9.5%
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Morocco Government AID Bond
	5.219% 05/01/23	(b)	350,000	348,575
Province of Quebec
	7.000% 01/30/07		450,000	455,729
United Mexican States
	4.625% 10/08/08		325,000	316,875
			FOREIGN GOVERNMENT OBLIGATIONS TOTAL	1,121,179
U.S. GOVERNMENT AGENCIES — 4.8%
Federal Home Loan Bank
	3.000% 05/15/06		125,000	124,892
Federal National Mortgage Association
	3.010% 11/03/06		1,400,000	1,384,628

8

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES— (continued)
	4.000% 10/16/06	2,000,000	1,988,826

	U.S. GOVERNMENT AGENCIES TOTAL		3,498,346
U.S. GOVERNMENT OBLIGATIONS — 3.1%
U.S. Treasury Inflation Index Bonds
	3.875% 01/15/09	2,156,470	2,263,621

	U.S. GOVERNMENT OBLIGATIONS TOTAL		2,263,621

	Total Government & Agency Obligations (cost of $6,974,719)		6,883,146
Commercial Mortgage-Backed Securities – 5.8%
Chase Commerical Mortgage Securities Corp.
	7.093% 10/15/32	1,337,663	1,356,779
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	680,247	679,104
Nationslink Funding Corp.
	6.888% 11/10/30	500,000	505,660
Prudential Securities Secured Financing Corp.	6.480% 11/01/31	1,656,931	1,675,041

	Total Commercial Mortgage-Backed Securities (cost of $4,355,872)		4,216,584

Short-Term Obligation – 8.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $6,436,272 (repurchase proceeds $6,310,402)	6,308,000	6,308,000

	Total Short-Term Obligation (cost of $6,308,000)		6,308,000

9

Total Investments – 99.2% (cost of $73,017,268)(c)(d)	71,672,722

Other Assets & Liabilities, Net — 0.8%	589,183

Net Assets — 100.0%	72,261,905

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities, which are not illiquid, amounted to $2,292,606 which represents 3.2% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(c)	Zero coupon bond.

(d)	Cost for federal income tax purposes is $73,017,268.

(e)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$60,110	$(1,404,656)	$(1,344,546)

10

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 13.3%
Diversified Consumer Services – 0.4%
	Laureate Education, Inc. (a)	3,740	187,337
	Diversified Consumer Services Total		187,337
Hotels Restaurants & Leisure – 5.6%
	Cosi, Inc. (a)	23,710	222,637
	Pinnacle Entertainment, Inc. (a)	10,400	283,920
	RARE Hospitality International, Inc. (a)	7,500	233,400
	Red Robin Gourmet Burgers, Inc. (a)	6,360	285,946
	Ruby Tuesday, Inc.	5,630	167,605
	Scientific Games Corp., Class A (a)	18,710	712,664
	Shuffle Master, Inc. (a)	10,050	371,347
	Trump Entertainment Resorts, Inc. (a)	19,260	368,059
	Hotels Restaurants & Leisure Total		2,645,578
Household Durables – 0.2%
	Tupperware Brands Corp.	5,410	114,151
	Household Durables Total		114,151
Internet & Catalog Retail – 2.5%
	NetFlix, Inc. (a)	8,330	246,901
	Nutri/System, Inc. (a)	3,850	261,261
	VistaPrint Ltd. (a)	20,196	645,868
	Internet & Catalog Retail Total		1,154,030
Leisure Equipment & Products – 0.7%
	SCP Pool Corp.	7,460	348,531
	Leisure Equipment & Products Total		348,531
Media – 0.3%
	Radio One, Inc., Class D (a)	15,900	114,321
	Media Total		114,321
Specialty Retail – 3.6%
	Aaron Rents, Inc.	7,810	209,777
	Childrens Place Retail Stores, Inc. (a)	8,300	512,774
	GameStop Corp., Class A (a)	6,353	299,862
	Genesco, Inc. (a)	2,880	119,030
	Gymboree Corp. (a)	12,593	378,797
	Tractor Supply Co. (a)	2,390	154,848
	Specialty Retail Total		1,675,088
	CONSUMER DISCRETIONARY TOTAL		6,239,036
CONSUMER STAPLES – 2.3%
Beverages – 0.4%
	Hansen Natural Corp. (a)	1,440	186,422
	Beverages Total		186,422

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.8%
	Central Garden & Pet Co. (a)	7,540	371,421
	Household Products Total		371,421
Personal Products – 1.1%
	Playtex Products, Inc. (a)	12,460	139,677
	USANA Health Sciences, Inc. (a)	10,160	371,754
	Personal Products Total		511,431
	CONSUMER STAPLES TOTAL		1,069,274
ENERGY – 9.9%
Energy Equipment & Services – 7.1%
	Atwood Oceanics, Inc. (a)	9,180	489,753
	Core Laboratories NV (a)	8,240	504,700
	Grey Wolf, Inc. (a)	50,200	391,560
	Helix Energy Solutions Group, Inc. (a)	10,634	412,812
	Oil States International, Inc. (a)	7,320	295,508
	Tetra Technologies, Inc. (a)	9,863	485,260
	Todco, Class A (a)	5,790	265,587
	Veritas DGC, Inc. (a)	10,400	498,368
	Energy Equipment & Services Total		3,343,548
Oil, Gas & Consumable Fuels – 2.8%
	Carrizo Oil & Gas, Inc. (a)	13,000	381,940
	Foundation Coal Holdings, Inc.	7,500	380,250
	Frontier Oil Corp.	4,180	253,016
	Holly Corp.	4,060	313,310
	Oil, Gas & Consumable Fuels Total		1,328,516
	ENERGY TOTAL		4,672,064
FINANCIALS – 6.7%
Capital Markets – 1.8%
	Affiliated Managers Group, Inc. (a)	8,510	862,063
	Capital Markets Total		862,063
Commercial Banks – 2.2%
	Signature Bank (a)	10,460	369,970
	Sterling Financial Corp.	6,620	212,833
	UCBH Holdings, Inc.	19,700	348,493
	Wintrust Financial Corp.	1,656	85,698
	Commercial Banks Total		1,016,994
Diversified Financial Services – 1.0%
	IntercontinentalExchange, Inc. (a)	2,289	163,229
	Nasdaq Stock Market, Inc. (a)	7,600	284,392
	Diversified Financial Services Total		447,621

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 1.7%
	Hanover Insurance Group, Inc.	5,910	312,639
	ProAssurance Corp. (a)	9,570	482,137
	Insurance Total		794,776
	FINANCIALS TOTAL		3,121,454
HEALTH CARE – 17.3%
Biotechnology – 3.3%
	Alkermes, Inc. (a)	7,440	159,737
	Amylin Pharmaceuticals, Inc. (a)	6,070	264,348
	Digene Corp. (a)	12,870	531,660
	ICOS Corp. (a)	6,000	131,580
	Neurocrine Biosciences, Inc. (a)	4,840	277,622
	United Therapeutics Corp. (a)	2,890	172,100
	Biotechnology Total		1,537,047
Health Care Equipment & Supplies – 6.1%
	ArthroCare Corp. (a)	5,360	242,969
	Foxhollow Technologies, Inc. (a)	5,750	179,112
	Haemonetics Corp. (a)	6,296	343,132
	Hologic, Inc. (a)	3,643	173,662
	Intermagnetics General Corp. (a)	7,151	155,320
	Intuitive Surgical, Inc. (a)	2,150	273,050
	Iris International, Inc. (a)	11,866	140,493
	Kyphon, Inc. (a)	8,172	339,547
	OraSure Technologies, Inc. (a)	33,930	364,069
	ResMed, Inc. (a)	15,022	648,199
	Health Care Equipment & Supplies Total		2,859,553
Health Care Providers & Services – 3.9%
	DaVita, Inc. (a)	2,039	114,714
	HealthExtras, Inc. (a)	24,635	715,893
	Pediatrix Medical Group, Inc. (a)	4,720	238,927
	Psychiatric Solutions, Inc. (a)	4,240	140,174
	United Surgical Partners International, Inc. (a)	12,265	404,868
	WellCare Health Plans, Inc. (a)	5,651	236,664
	Health Care Providers & Services Total		1,851,240
Health Care Technology – 0.6%
	Allscripts Healthcare Solutions, Inc. (a)	12,722	216,656
	Cerner Corp. (a)	2,380	94,367
	Health Care Technology Total		311,023
Life Sciences Tools & Services – 2.2%
	ICON PLC, ADR (a)	12,455	678,922

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
	Nektar Therapeutics (a)	16,610	357,281
	Life Sciences Tools & Services Total		1,036,203
Pharmaceuticals – 1.2%
	Medicis Pharmaceutical Corp., Class A	3,350	110,148
	Salix Pharmaceuticals Ltd. (a)	32,105	439,838
	Pharmaceuticals Total		549,986
	HEALTH CARE TOTAL		8,145,052
INDUSTRIALS – 22.9%
Aerospace & Defense – 4.4%
	Armor Holdings, Inc. (a)	4,972	303,640
	BE Aerospace, Inc. (a)	26,757	696,485
	Ceradyne, Inc. (a)	10,870	576,110
	Hexcel Corp. (a)	23,190	512,267
	Aerospace & Defense Total		2,088,502
Air Freight & Logistics – 1.4%
	Forward Air Corp.	10,787	433,314
	UTI Worldwide, Inc.	7,890	246,089
	Air Freight & Logistics Total		679,403
Airlines – 0.7%
	Alaska Air Group, Inc. (a)	8,100	307,476
	Airlines Total		307,476
Building Products – 0.5%
	ElkCorp.	8,150	248,168
	Building Products Total		248,168
Commercial Services & Supplies – 6.2%
	Corporate Executive Board Co.	7,023	752,374
	Global Cash Access, Inc. (a)	14,454	281,709
	Huron Consulting Group, Inc. (a)	13,615	484,013
	Kenexa Corp. (a)	19,748	656,226
	LECG Corp. (a)	4,990	92,265
	Resources Connection, Inc. (a)	17,210	462,949
	Waste Connections, Inc. (a)	4,700	180,950
	Commercial Services & Supplies Total		2,910,486
Construction & Engineering – 1.6%
	Perini Corp. (a)	12,680	380,780
	URS Corp. (a)	9,200	396,244
	Construction & Engineering Total		777,024
Electrical Equipment – 1.3%
	Evergreen Solar, Inc. (a)	13,100	181,828

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
	General Cable Corp. (a)	13,020	411,041
	Electrical Equipment Total		592,869
Machinery – 5.4%
	ESCO Technologies, Inc. (a)	8,253	418,427
	Joy Global, Inc.	7,435	488,405
	RBC Bearings, Inc. (a)	17,891	423,838
	Terex Corp. (a)	7,210	624,025
	Wabtec Corp.	15,930	581,923
	Machinery Total		2,536,618
Marine – 0.4%
	American Commercial Lines, Inc. (a)	3,160	170,419
	Marine Total		170,419
Road & Rail – 1.0%
	Landstar System, Inc.	4,600	195,454
	Old Dominion Freight Line, Inc. (a)	8,301	267,292
	Road & Rail Total		462,746
	INDUSTRIALS TOTAL		10,773,711
INFORMATION TECHNOLOGY – 21.9%
Communications Equipment – 3.1%
	CSR PLC (a)	22,598	498,212
	F5 Networks, Inc. (a)	7,150	418,704
	Ixia (a)	45,397	512,986
	Communications Equipment Total		1,429,902
Computers & Peripherals – 1.4%
	Electronics for Imaging, Inc. (a)	6,764	185,740
	Presstek, Inc. (a)	19,125	228,735
	Rackable Systems, Inc. (a)	4,816	247,494
	Computers & Peripherals Total		661,969
Internet Software & Services – 2.1%
	aQuantive, Inc. (a)	10,040	251,602
	Ariba, Inc. (a)	18,780	173,527
	Equinix, Inc. (a)	5,470	360,473
	Liquidity Services, Inc. (a)	13,195	178,001
	Internet Software & Services Total		963,603
IT Services – 3.5%
	Acxiom Corp.	11,130	288,490
	CACI International, Inc., Class A (a)	3,019	188,808
	Euronet Worldwide, Inc. (a)	17,546	627,094
	Global Payments, Inc.	3,658	173,499

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Heartland Payment Systems, Inc. (a)	14,730	386,515
	IT Services Total		1,664,406
Semiconductors & Semiconductor Equipment – 6.3%
	Atheros Communications, Inc. (a)	11,403	289,522
	ATMI, Inc. (a)	13,264	376,698
	Hittite Microwave Corp. (a)	11,580	450,578
	Netlogic Microsystems, Inc. (a)	8,970	361,222
	Silicon Laboratories, Inc. (a)	2,150	100,212
	SiRF Technology Holdings, Inc. (a)	20,643	704,958
	Tessera Technologies, Inc. (a)	11,059	354,662
	Trident Microsystems, Inc. (a)	12,759	339,389
	Semiconductors & Semiconductor Equipment Total		2,977,241
Software – 5.5%
	Embarcadero Technologies, Inc. (a)	43,124	262,625
	Epicor Software Corp. (a)	23,000	278,990
	Hyperion Solutions Corp. (a)	7,753	237,397
	Informatica Corp. (a)	21,580	331,684
	Micros Systems, Inc. (a)	4,829	201,852
	Nuance Communications, Inc. (a)	12,341	158,335
	Quest Software, Inc. (a)	17,210	296,184
	Transaction Systems Architects, Inc. (a)	12,715	507,837
	Wind River Systems, Inc. (a)	27,160	309,896
	Software Total		2,584,800
	INFORMATION TECHNOLOGY TOTAL		10,281,921
MATERIALS – 2.9%
Construction Materials – 0.5%
	Eagle Materials, Inc.	3,580	237,175
	Construction Materials Total		237,175
Metals & Mining – 2.4%
	Allegheny Technologies, Inc.	3,490	241,996
	Century Aluminum Co. (a)	8,087	385,022
	Cleveland-Cliffs, Inc.	2,720	232,805

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Zinifex Ltd.	33,460	263,110
	Metals & Mining Total		1,122,933
	MATERIALS TOTAL		1,360,108
TELECOMMUNICATION SERVICES – 2.3%
Wireless Telecommunication Services – 2.3%
	Dobson Communications Corp., Class A (a)	23,690	213,210
	Millicom International Cellular SA (a)	10,240	503,603
	SBA Communications Corp., Class A (a)	14,650	368,008
	Wireless Telecommunication Services Total		1,084,821
	TELECOMMUNICATION SERVICES TOTAL		1,084,821
	Total Common Stocks (cost of $36,043,833)		46,747,441
		Par ($)
Short-Term Obligation – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond with a maturity 11/15/15, market value of $687,097 (repurchase proceeds $671,256)	671,000	671,000
	Total Short-Term Obligation (cost of $671,000)		671,000

	Total Investments – 100.9% (cost of $36,714,833)(b)(c)		47,418,441

	Other Assets & Liabilities, Net – (0.9)%		(412,161)

	Net Assets – 100.0%		47,006,280

Notes to Investment Portfolio:
* Security Valuation:

    Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value

     Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

7

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $36,714,833.

(c)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$11,650,958	$(947,350)	$10,703,608

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO April 30, 2006 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 10.3%
Auto Components — 1.0%
	BorgWarner, Inc.	3,400	206,482
	Modine Manufacturing Co.	5,340	154,913
	Auto Components Total		361,395
Distributors — 0.4%
	Building Material Holding Corp.	4,560	152,395
	Distributors Total		152,395
Hotels Restaurants & Leisure — 2.6%
	Bob Evans Farms, Inc.	3,261	94,178
	Landry’s Restaurants, Inc.	5,700	202,179
	Lone Star Steakhouse & Saloon, Inc.	7,600	207,176
	Marcus Corp.	3,550	64,007
	Scientific Games Corp., Class A (a)	7,770	295,959
	Vail Resorts, Inc. (a)	3,400	127,840
	Hotels Restaurants & Leisure Total		991,339
Household Durables — 1.7%
	American Greetings Corp., Class A	12,500	281,500
	CSS Industries, Inc.	3,500	105,350
	Furniture Brands International, Inc.	5,300	121,900
	Kimball International, Inc., Class B	7,600	115,900
	Household Durables Total		624,650
Media — 0.9%
	4Kids Entertainment, Inc. (a)	6,800	117,164
	Journal Communications, Inc., Class A	6,360	74,603
	Media General, Inc., Class A	1,270	52,171
	Reader’s Digest Association, Inc.	2,478	34,147
	Scholastic Corp. (a)	2,100	55,734
	Media Total		333,819
Specialty Retail — 2.0%
	GameStop Corp., Class A (a)	4,120	194,464
	Monro Muffler, Inc.	5,820	211,557
	Payless Shoesource, Inc. (a)	3,140	72,126
	Pier 1 Imports, Inc.	5,600	67,592
	Rent-A-Center, Inc. (a)	4,760	131,471
	Zale Corp. (a)	3,900	96,135
	Specialty Retail Total		773,345
Textiles, Apparel & Luxury Goods — 1.7%
	Delta Apparel, Inc.	4,300	73,487
	Hampshire Group Ltd. (a)	7,900	160,071
	Hartmarx Corp. (a)	10,629	91,409

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	Stride Rite Corp.	7,000	98,070
	Wolverine World Wide, Inc.	8,300	206,172
	Textiles, Apparel & Luxury Goods Total		629,209
	CONSUMER DISCRETIONARY TOTAL		3,866,152
CONSUMER STAPLES — 2.9%
Food & Staples Retailing — 1.0%
	BJ’s Wholesale Club, Inc. (a)	3,100	94,922
	Weis Markets, Inc.	6,870	285,174
	Food & Staples Retailing Total		380,096
Food Products — 1.9%
	Flowers Foods, Inc.	4,239	119,074
	J & J Snack Foods Corp.	3,790	129,807
	Lancaster Colony Corp.	2,880	118,224
	Lance, Inc.	5,500	140,305
	Maui Land & Pineapple Co., Inc. (a)	2,350	87,537
	Ralcorp Holdings, Inc. (a)	3,300	123,024
	Food Products Total		717,971
	CONSUMER STAPLES TOTAL		1,098,067
ENERGY — 7.0%
Energy Equipment & Services — 3.3%
	Complete Production Services, Inc. (a)	3,193	84,391
	Grey Wolf, Inc. (a)	21,410	166,998
	Lone Star Technologies, Inc. (a)	1,350	71,563
	Lufkin Industries, Inc.	5,492	351,818
	Maverick Tube Corp. (a)	2,700	146,934
	NS Group, Inc. (a)	1,690	84,534
	Superior Well Services, Inc. (a)	1,700	54,978
	Todco, Class A	2,300	105,501
	Trico Marine Services, Inc. (a)	5,323	177,788
	Energy Equipment & Services Total		1,244,505
Oil, Gas & Consumable Fuels — 3.7%
	Alpha Natural Resources, Inc. (a)	5,130	128,814
	Bois d’Arc Energy, Inc. (a)	5,028	85,275
	Comstock Resources, Inc. (a)	2,220	68,998
	Harvest Natural Resources, Inc. (a)	9,900	133,551
	Nordic American Tanker Shipping	4,263	142,384
	Peabody Energy Corp.	4,230	270,128
	Range Resources Corp.	9,740	258,402

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Western Gas Resources, Inc.	5,800	301,600
	Oil, Gas & Consumable Fuels Total		1,389,152
	ENERGY TOTAL		2,633,657
FINANCIALS — 24.8%
Capital Markets — 0.8%
	Piper Jaffray Companies, Inc. (a)	3,240	226,476
	Thomas Weisel Partners Group, Inc. (a)	3,516	71,269
	Capital Markets Total		297,745
Commercial Banks — 9.6%
	BancFirst Corp.	2,620	113,970
	BancorpSouth, Inc.	6,193	158,727
	BancTrust Financial Group, Inc.	5,022	103,755
	Bank of Granite Corp.	5,974	120,555
	Bryn Mawr Bank Corp.	5,676	125,156
	Capitol Bancorp Ltd.	5,656	234,554
	Chemical Financial Corp.	5,625	163,744
	Chittenden Corp.	6,400	176,384
	Citizens Banking Corp.	5,340	139,641
	City Holding Co.	3,590	129,886
	Columbia Banking System, Inc.	4,450	150,187
	Community Trust Bancorp, Inc.	5,126	171,721
	First Citizens BancShares, Inc., Class A	800	153,016
	First Financial Bankshares, Inc.	3,642	135,373
	First Financial Corp.	4,750	146,015
	Greater Bay Bancorp	4,440	122,633
	Mass Financial Corp., Class A (a)	13,100	26,855
	Merchants Bancshares, Inc.	4,850	116,885
	Mid-State Bancshares	7,300	203,013
	Northrim BanCorp, Inc.	3,600	87,624
	Sterling Bancorp NY	3,022	63,160
	Sterling Bancshares Inc.	6,648	110,091
	Susquehanna Bancshares, Inc.	898	21,435
	Taylor Capital Group, Inc.	127	4,953
	TriCo Bancshares	6,412	174,983
	UMB Financial Corp.	3,300	224,070
	Whitney Holding Corp.	6,780	241,097
	Commercial Banks Total		3,619,483
Consumer Finance — 1.4%
	ACE Cash Express, Inc. (a)	1,645	44,415

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — (continued)
	Advance America Cash Advance Centers, Inc.	12,350	182,656
	Cash America International, Inc.	9,400	309,072
	Consumer Finance Total		536,143
Insurance — 6.4%
	AmerUs Group Co.	2,800	164,220
	Baldwin & Lyons, Inc., Class B	4,901	123,701
	CNA Surety Corp. (a)	9,420	169,466
	Commerce Group, Inc.	2,650	153,727
	Delphi Financial Group, Inc., Class A	4,600	240,994
	Harleysville Group, Inc.	5,575	167,250
	Horace Mann Educators Corp.	8,230	143,284
	KMG America Corp. (a)	14,721	133,372
	National Western Life Insurance Co., Class A	369	85,608
	Navigators Group, Inc. (a)	6,494	307,231
	Phoenix Companies, Inc.	12,900	195,951
	ProCentury Corp.	11,051	146,979
	RLI Corp.	3,322	164,771
	United America Indemnity Ltd., Class A (a)	8,070	191,582
	Insurance Total		2,388,136
Real Estate Investment Trusts (REITs) — 5.7%
	Alexandria Real Estate Equities, Inc., REIT	1,180	106,908
	Brandywine Realty Trust, REIT	5,030	142,399
	Cousins Properties, Inc., REIT	4,790	150,646
	EastGroup Properties, Inc., REIT	3,250	145,178
	Equity One, Inc., REIT	6,100	140,178
	Franklin Street Properties Corp., REIT	7,616	162,373
	Getty Realty Corp., REIT	5,300	146,492
	Healthcare Realty Trust, Inc.	3,970	150,344
	Highland Hospitality Corp., REIT	10,450	134,805
	Lexington Corporate Properties Trust, REIT	6,200	133,672
	Mid-America Apartment Communities, Inc., REIT	5,200	275,600
	PS Business Parks, Inc., REIT	3,500	181,825
	Universal Health Realty Income Trust, REIT	3,880	124,781

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)

	Urstadt Biddle Properties, Inc., Class A, REIT	7,670	128,242
	Real Estate Investment Trusts (REITs) Total		2,123,443
Thrifts & Mortgage Finance — 0.9%
	Corus Bankshares, Inc.	3,400	227,596
	TrustCo Bank Corp. NY	9,290	107,485
	Thrifts & Mortgage Finance Total		335,081
	FINANCIALS TOTAL		9,300,031
HEALTH CARE — 9.0%
Health Care Equipment & Supplies — 2.8%
	Analogic Corp.	2,050	129,335
	DJ Orthopedics, Inc. (a)	2,640	104,966
	Greatbatch, Inc. (a)	3,810	93,345
	Haemonetics Corp. (a)	4,150	226,175
	Invacare Corp.	3,903	119,627
	STERIS Corp.	9,690	223,064
	Viasys Healthcare, Inc. (a)	3,300	95,964
	Vital Signs, Inc.	1,600	79,520
	Health Care Equipment & Supplies Total		1,071,996
Health Care Providers & Services — 4.6%
	Cross Country Healthcare, Inc. (a)	8,950	162,174
	Genesis HealthCare Corp. (a)	4,600	217,442
	Gentiva Health Services, Inc. (a)	9,380	158,897
	Hooper Holmes, Inc.	15,300	45,135
	Kindred Healthcare, Inc. (a)	8,200	198,932
	Owens & Minor, Inc.	4,100	130,667
	Pediatrix Medical Group, Inc. (a)	7,600	384,712
	Res-Care, Inc. (a)	8,280	169,988
	Symbion, Inc. (a)	5,200	119,652
	United Surgical Partners International, Inc. (a)	4,150	136,992
	Health Care Providers & Services Total		1,724,591
Life Sciences Tools & Services — 1.3%
	Bio-Rad Laboratories, Inc., Class A (a)	2,500	163,525
	PAREXEL International Corp. (a)	7,500	221,325
	Varian, Inc. (a)	2,010	86,973
	Life Sciences ToolsA & Services Total		471,823

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 0.3%
	Alpharma, Inc., Class A	3,870	101,587
	Pharmaceuticals Total		101,587
	HEALTH CARE TOTAL		3,369,997
INDUSTRIALS — 17.3%
Aerospace & Defense — 2.9%
	AAR Corp. (a)	8,635	230,382
	Esterline Technologies Corp. (a)	5,900	261,488
	Kaman Corp., Class A	3,650	88,695
	Moog, Inc., Class A (a)	2,040	76,398
	Precision Castparts Corp.	7,000	440,860
	Aerospace & Defense Total		1,097,823
Airlines — 0.9%
	JetBlue Airways Corp. (a)	7,365	75,565
	Republic Airways Holdings, Inc. (a)	6,110	103,870
	Skywest, Inc.	6,400	150,848
	Airlines Total		330,283
Building Products — 1.6%
	Goodman Global, Inc. (a)	5,564	110,167
	Lennox International, Inc.	4,000	130,520
	NCI Building Systems, Inc. (a)	5,350	347,697
	Building Products Total		588,384
Commercial Services & Supplies — 4.0%
	ABM Industries, Inc.	6,400	110,080
	Banta Corp.	1,578	79,815
	Casella Waste Systems, Inc., Class A (a)	13,500	209,925
	CBIZ, Inc. (a)	8,242	68,738
	Consolidated Graphics, Inc. (a)	6,000	313,740
	Healthcare Services Group, Inc.	7,489	159,890
	Korn/Ferry International (a)	6,110	128,310
	NCO Group, Inc. (a)	5,700	122,265
	TeleTech Holdings, Inc. (a)	12,675	162,747
	United Stationers, Inc. (a)	2,870	153,976
	Commercial Services & Supplies Total		1,509,486
Construction & Engineering — 2.1%
	EMCOR Group, Inc. (a)	4,000	200,200
	KHD Humboldt Wedag International Ltd.	12,500	360,000

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — (continued)
	Washington Group International, Inc. (a)	3,900	216,879
	Construction & Engineering Total		777,079
Electrical Equipment — 1.4%
	Genlyte Group, Inc. (a)	4,600	316,986
	Woodward Governor Co.	6,800	232,900
	Electrical Equipment Total		549,886
Machinery — 2.0%
	Briggs & Stratton Corp.	2,150	72,541
	EnPro Industries, Inc. (a)	6,500	239,720
	Harsco Corp.	4,600	383,410
	Kadant, Inc. (a)	2,863	67,596
	Machinery Total		763,267
Road & Rail — 1.5%
	Dollar Thrifty Automotive Group, Inc. (a)	2,000	97,360
	Ryder System, Inc.	2,700	140,805
	Swift Transportation Co., Inc. (a)	2,600	77,870
	Werner Enterprises, Inc.	12,780	245,120
	Road & Rail Total		561,155
Trading Companies & Distributors — 0.8%
	Watsco, Inc.	4,820	305,829
	Trading Companies & Distributors Total		305,829
Transportation Infrastructure — 0.1%
	Interpool, Inc.	1,476	29,741
	Transportation Infrastructure Total		29,741
	INDUSTRIALS TOTAL		6,512,933
INFORMATION TECHNOLOGY — 16.2%
Communications Equipment — 1.9%
	Anaren, Inc. (a)	10,600	217,724
	Belden CDT, Inc.	3,950	123,635
	Black Box Corp.	2,500	117,300
	Dycom Industries, Inc. (a)	7,750	169,803
	Tollgrade Communications, Inc. (a)	6,500	74,555
	Communications Equipment Total		703,017
Computers & Peripherals — 1.2%
	Electronics for Imaging, Inc. (a)	7,390	202,929
	Hutchinson Technology, Inc. (a)	4,770	113,383
	Imation Corp.	3,200	134,400
	Computers & Peripherals Total		450,712
Electronic Equipment & Instruments — 4.1%
	Agilysys, Inc.	5,100	73,848

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — (continued)
	Anixter International, Inc.	3,350	170,314
	Benchmark Electronics, Inc. (a)	7,600	207,480
	Brightpoint, Inc. (a)	13,330	446,289
	Coherent, Inc. (a)	3,232	119,616
	MTS Systems Corp.	4,500	201,375
	NAM TAI Electronics, Inc.	3,980	89,868
	Vishay Intertechnology, Inc. (a)	13,600	212,432
	Electronic Equipment & Instruments Total		1,521,222
Internet Software & Services — 0.3%
	Digitas, Inc. (a)	5,120	72,243
	Keynote Systems, Inc. (a)	2,991	32,931
	Internet Software & Services Total		105,174
IT Services — 1.8%
	Acxiom Corp.	9,060	234,835
	MAXIMUS, Inc.	2,710	94,417
	MPS Group, Inc. (a)	22,400	357,504
	IT Services Total		686,756
Semiconductors & Semiconductor Equipment — 3.5%
	Actel Corp. (a)	6,620	106,383
	Advanced Energy Industries, Inc. (a)	6,200	97,278
	Asyst Technologies, Inc. (a)	5,250	53,340
	ATMI, Inc. (a)	4,160	118,144
	Brooks Automation, Inc. (a)	6,160	83,283
	Exar Corp. (a)	7,700	111,573
	Fairchild Semiconductor International, Inc. (a)	8,930	184,583
	MEMC Electronic Materials, Inc. (a)	3,850	156,310
	Standard Microsystems Corp. (a)	6,900	160,770
	Varian Semiconductor Equipment Associates, Inc. (a)	4,070	133,293
	Veeco Instruments, Inc. (a)	5,200	124,540
	Semiconductors & Semiconductor Equipment Total		1,329,497
Software — 3.4%
	Captaris, Inc. (a)	15,900	63,918
	Intergraph Corp. (a)	3,056	134,525
	Internet Security Systems, Inc. (a)	7,300	163,812
	Lawson Software, Inc. (a)	18,800	144,384
	MSC.Software Corp. (a)	10,100	207,050

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Phoenix Technologies Ltd. (a)	12,860	74,974
	PLATO Learning, Inc. (a)	6,000	60,000
	Sybase, Inc. (a)	6,500	141,505
	Transaction Systems Architects, Inc. (a)	7,600	303,544
	Software Total		1,293,712
	INFORMATION TECHNOLOGY TOTAL		6,090,090
MATERIALS — 8.5%
Chemicals — 2.3%
	Cytec Industries, Inc.	3,600	217,692
	H.B. Fuller Co.	5,300	277,190
	Minerals Technologies, Inc.	2,700	154,494
	Sensient Technologies Corp.	4,600	94,530
	Stepan Co.	3,900	123,045
	Chemicals Total		866,951
Construction Materials — 1.2%
	Eagle Materials, Inc.	6,640	439,900
	Construction Materials Total		439,900
Containers & Packaging — 1.1%
	AptarGroup, Inc.	2,700	141,507
	Greif, Inc., Class A	4,500	291,510
	Containers & Packaging Total		433,017
Metals & Mining — 3.1%
	AMCOL International Corp.	4,200	121,044
	Carpenter Technology Corp.	2,900	344,955
	Metal Management, Inc.	5,800	188,210
	RTI International Metals, Inc. (a)	4,000	240,560
	Worthington Industries, Inc.	12,860	253,985
	Metals & Mining Total		1,148,754
Paper & Forest Products — 0.8%
	Glatfelter	10,650	199,368
	Mercer International, Inc. (a)	13,800	124,200
	Paper & Forest Products Total		323,568
	MATERIALS TOTAL		3,212,190
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
	North Pittsburgh Systems, Inc.	4,800	109,200
	TALK America Holdings, Inc. (a)	9,472	86,290

9

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Diversified Telecommunication Services Total		195,490
	TELECOMMUNICATION SERVICES TOTAL		195,490
UTILITIES — 3.1%
Electric Utilities — 1.7%
	ALLETE, Inc.	2,800	130,956
	El Paso Electric Co. (a)	7,700	152,075
	Maine & Maritimes Corp.	1,500	23,235
	MGE Energy, Inc.	2,700	86,130
	Otter Tail Corp.	3,900	116,415
	Puget Energy, Inc.	6,600	137,082
	Electric Utilities Total		645,893
Gas Utilities — 0.8%
	Cascade Natural Gas Corp.	5,350	109,515
	Northwest Natural Gas Co.	2,200	75,988
	WGL Holdings, Inc.	3,450	101,499
	Gas Utilities Total		287,002
Multi-Utilities — 0.6%
	CH Energy Group, Inc.	4,600	217,488
	Multi-Utilities Total		217,488
	UTILITIES TOTAL		1,150,383
	Total Common Stocks (cost of $24,406,734)		37,428,990

	Total Investments — 99.6% (cost of $24,406,734)(b)(c)		37,428,990

	Other Assets & Liabilities, Net — 0.4%		140,908

	Net Assets — 100.0%		37,569,898

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

10

(b)	Cost for federal income tax purposes is $24,406,734.
(c)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$13,534,798	$(512,542)	$13,022,256

Acronym	Name
REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY — 12.4%
Hotels Restaurants & Leisure — 5.0%
	Brinker International, Inc.	880	34,461
	Cheesecake Factory, Inc. (a)	3,540	111,722
	Hilton Hotels Corp.	3,980	107,221
	Pinnacle Entertainment, Inc. (a)	3,000	81,900
	RARE Hospitality International, Inc. (a)	2,150	66,908
	Red Robin Gourmet Burgers, Inc. (a)	1,500	67,440
	Scientific Games Corp., Class A (a)	3,250	123,793
	Trump Entertainment Resorts, Inc. (a)	5,600	107,016
	Hotels Restaurants & Leisure Total		700,461
Internet & Catalog Retail — 1.4%
	NetFlix, Inc. (a)	2,440	72,322
	VistaPrint Ltd. (a)	4,088	130,734
	Internet & Catalog Retail Total		203,056
Leisure Equipment & Products — 0.7%
	SCP Pool Corp.	2,060	96,243
	Leisure Equipment & Products Total		96,243
Media — 0.9%
	Getty Images, Inc. (a)	440	28,165
	Grupo Televisa SA, ADR	4,480	94,976
	Media Total		123,141
Specialty Retail — 4.1%
	Abercrombie & Fitch Co., Class A	2,200	133,606
	Chico’s FAS, Inc. (a)	3,420	126,745
	Children’s Place Retail Stores, Inc. (a)	1,500	92,670
	GameStop Corp., Class A (a)	1,310	61,832
	Gymboree Corp. (a)	3,660	110,093
	Urban Outfitters, Inc. (a)	2,141	49,671
	Specialty Retail Total		574,617
Textiles, Apparel & Luxury Goods — 0.3%
	Coach, Inc. (a)	1,370	45,237
	Textiles, Apparel & Luxury Goods Total		45,237
	CONSUMER DISCRETIONARY TOTAL		1,742,755
CONSUMER STAPLES — 1.8%
Household Products — 0.6%
	Central Garden & Pet Co. (a)	1,710	84,235
	Household Products Total		84,235
Personal Products — 1.2%
	Elizabeth Arden, Inc. (a)	2,430	55,550

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — (continued)
	USANA Health Sciences, Inc. (a)	2,970	108,672
	Personal Products Total		164,222
	CONSUMER STAPLES TOTAL		248,457
ENERGY — 9.7%
Energy Equipment & Services — 5.6%
	FMC Technologies, Inc. (a)	1,110	60,584
	Grant Prideco, Inc. (a)	2,710	138,752
	Helix Energy Solutions Group, Inc. (a)	2,770	107,532
	Nabors Industries Ltd. (a)	3,240	120,949
	Patterson-UTI Energy, Inc.	1,920	62,131
	Rowan Companies, Inc.	1,600	70,928
	Tetra Technologies, Inc. (a)	2,525	124,230
	Veritas DGC, Inc. (a)	1,920	92,006
	Energy Equipment & Services Total		777,112
Oil, Gas & Consumable Fuels — 4.1%
	Arch Coal, Inc.	1,030	97,840
	Foundation Coal Holdings, Inc.	2,240	113,568
	Frontier Oil Corp.	1,450	87,768
	Quicksilver Resources, Inc. (a)	2,700	111,888
	Southwestern Energy Co. (a)	2,900	104,458
	Tesoro Petroleum Corp.	890	62,229
	Oil, Gas & Consumable Fuels Total		577,751
	ENERGY TOTAL		1,354,863
FINANCIALS — 7.2%
Capital Markets — 3.2%
	Affiliated Managers Group, Inc. (a)	2,220	224,886
	E*Trade Financial Corp. (a)	3,470	86,334
	Lazard Ltd., Class A	3,170	140,748
	Capital Markets Total		451,968
Commercial Banks — 1.5%
	East West Bancorp, Inc.	2,460	97,588
	Signature Bank (a)	3,100	109,647
	Commercial Banks Total		207,235
Insurance — 2.5%
	Ambac Financial Group, Inc.	740	60,946
	Hanover Insurance Group, Inc.	2,770	146,533

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	ProAssurance Corp. (a)	2,850	143,583
	Insurance Total		351,062
	FINANCIALS TOTAL		1,010,265
HEALTH CARE — 16.2%
Biotechnology — 2.9%
	Amylin Pharmaceuticals, Inc. (a)	1,170	50,953
	Cephalon, Inc. (a)	1,310	86,015
	Digene Corp. (a)	3,000	123,930
	Neurocrine Biosciences, Inc. (a)	1,510	86,614
	PDL BioPharma, Inc. (a)	2,030	58,423
	Biotechnology Total		405,935
Health Care Equipment & Supplies — 4.4%
	Biomet, Inc.	1,580	58,744
	Gen-Probe, Inc. (a)	1,920	102,662
	Haemonetics Corp. (a)	2,190	119,355
	OraSure Technologies, Inc. (a)	9,390	100,755
	ResMed, Inc. (a)	3,218	138,857
	Varian Medical Systems, Inc. (a)	1,850	96,903
	Health Care Equipment & Supplies Total		617,276
Health Care Providers & Services — 4.9%
	Community Health Systems, Inc. (a)	1,130	40,951
	DaVita, Inc. (a)	1,757	98,849
	HealthExtras, Inc. (a)	7,335	213,155
	Laboratory Corp. of America Holdings (a)	1,390	79,369
	Lincare Holdings, Inc. (a)	2,830	111,870
	United Surgical Partners International, Inc. (a)	2,295	75,758
	WellCare Health Plans, Inc. (a)	1,677	70,233
	Health Care Providers & Services Total		690,185
Health Care Technology — 0.5%
	Allscripts Healthcare Solutions, Inc. (a)	2,603	44,329
	Cerner Corp. (a)	710	28,151
	Health Care Technology Total		72,480
Life Sciences Tools & Services — 2.8%
	ICON PLC, ADR (a)	2,628	143,252
	Invitrogen Corp. (a)	750	49,508
	Nektar Therapeutics (a)	5,330	114,648
	Thermo Electron Corp. (a)	2,290	88,257
	Life Sciences Tools & Services Total		395,665

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 0.7%
	Salix Pharmaceuticals Ltd. (a)	6,480	88,776
	Pharmaceuticals Total		88,776
	HEALTH CARE TOTAL		2,270,317
INDUSTRIALS — 18.9%
Aerospace & Defense — 4.7%
	Armor Holdings, Inc. (a)	1,350	82,445
	BE Aerospace, Inc. (a)	6,550	170,496
	Ceradyne, Inc. (a)	3,532	187,196
	Hexcel Corp. (a)	6,900	152,421
	Rockwell Collins, Inc.	1,160	66,352
	Aerospace & Defense Total		658,910
Air Freight & Logistics — 1.5%
	C.H. Robinson Worldwide, Inc.	2,510	111,319
	UTI Worldwide, Inc.	3,270	101,991
	Air Freight & Logistics Total		213,310
Commercial Services & Supplies — 5.0%
	ChoicePoint, Inc. (a)	2,036	89,645
	Global Cash Access, Inc. (a)	4,061	79,149
	Huron Consulting Group, Inc. (a)	5,195	184,682
	Kenexa Corp. (a)	3,401	113,015
	Resources Connection, Inc. (a)	5,030	135,307
	Robert Half International, Inc.	2,350	99,335
	Commercial Services & Supplies Total		701,133
Construction & Engineering — 0.8%
	Perini Corp. (a)	3,710	111,411
	Construction & Engineering Total		111,411
Electrical Equipment — 1.6%
	Evergreen Solar, Inc. (a)	3,810	52,883
	General Cable Corp. (a)	3,760	118,703
	Roper Industries, Inc.	1,130	53,630
	Electrical Equipment Total		225,216
Machinery — 4.4%
	ESCO Technologies, Inc. (a)	1,970	99,879
	Joy Global, Inc.	2,710	178,020
	Terex Corp. (a)	2,140	185,217
	Wabtec Corp.	4,320	157,809
	Machinery Total		620,925

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.4%
	American Commercial Lines, Inc. (a)	940	50,694
	Marine Total		50,694
Road & Rail — 0.5%
	Landstar System, Inc.	1,540	65,435
	Road & Rail Total		65,435
	INDUSTRIALS TOTAL		2,647,034
INFORMATION TECHNOLOGY — 22.8%
Communications Equipment — 3.8%
	Avocent Corp. (a)	1,250	33,675
	Comverse Technology, Inc. (a)	2,940	66,591
	CSR PLC (a)	6,760	149,036
	F5 Networks, Inc. (a)	1,540	90,182
	Harris Corp.	1,410	65,664
	Ixia (a)	10,877	122,910
	Communications Equipment Total		528,058
Computers & Peripherals — 1.5%
	Electronics for Imaging, Inc. (a)	1,980	54,371
	Presstek, Inc. (a)	5,959	71,270
	Rackable Systems, Inc. (a)	1,688	86,746
	Computers & Peripherals Total		212,387
Electronic Equipment & Instruments — 0.6%
	Trimble Navigation Ltd. (a)	1,810	85,758
	Electronic Equipment & Instruments Total		85,758
Internet Software & Services — 1.6%
	aQuantive, Inc. (a)	2,830	70,920
	Ariba, Inc. (a)	5,580	51,559
	Digital River, Inc. (a)	1,330	57,908
	Liquidity Services, Inc. (a)	2,883	38,892
	Internet Software & Services Total		219,279
IT Services — 4.1%
	Alliance Data Systems Corp. (a)	2,830	155,650
	Cognizant Technology Solutions Corp., Class A (a)	1,480	94,143
	Euronet Worldwide, Inc. (a)	4,820	172,267
	Global Payments, Inc.	1,040	49,327
	Heartland Payment Systems, Inc. (a)	4,060	106,534
	IT Services Total		577,921
Semiconductors & Semiconductor Equipment — 7.1%
	Atheros Communications, Inc. (a)	2,277	57,813
	Broadcom Corp., Class A (a)	3,263	134,142

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	Hittite Microwave Corp. (a)	3,455	134,434
	Marvell Technology Group Ltd. (a)	2,796	159,624
	MEMC Electronic Materials, Inc. (a)	2,220	90,132
	Netlogic Microsystems, Inc. (a)	2,675	107,722
	Silicon Laboratories, Inc. (a)	590	27,500
	SiRF Technology Holdings, Inc. (a)	5,240	178,946
	Tessera Technologies, Inc. (a)	1,240	39,767
	Trident Microsystems, Inc. (a)	2,380	63,308
	Semiconductors & Semiconductor Equipment Total		993,388
Software — 4.1%
	Amdocs Ltd. (a)	3,110	115,692
	Embarcadero Technologies, Inc. (a)	9,250	56,333
	Informatica Corp. (a)	7,190	110,510
	Mercury Interactive Corp. (a)	1,270	45,720
	NAVTEQ Corp. (a)	1,440	59,789
	Nuance Communications, Inc. (a)	3,621	46,457
	Quest Software, Inc. (a)	5,610	96,548
	Wind River Systems, Inc. (a)	4,100	46,781
	Software Total		577,830
	INFORMATION TECHNOLOGY TOTAL		3,194,621
MATERIALS — 4.4%
Chemicals — 1.3%
	Potash Corp. of Saskatchewan, Inc.	1,950	184,626
	Chemicals Total		184,626
Construction Materials — 0.3%
	Eagle Materials, Inc.	530	35,112
	Construction Materials Total		35,112
Metals & Mining — 2.8%
	Allegheny Technologies, Inc.	1,360	94,302
	Century Aluminum Co. (a)	1,845	87,840
	Freeport-McMoRan Copper & Gold, Inc., Class B	560	36,165
	Inco Ltd.	610	34,447
	Phelps Dodge Corp.	720	62,057

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Zinifex Ltd.	9,520	74,860
	Metals & Mining Total		389,671
	MATERIALS TOTAL		609,409
TELECOMMUNICATION SERVICES — 3.9%
Wireless Telecommunication Services — 3.9%
	American Tower Corp., Class A (a)	1,799	61,418
	Crown Castle International Corp. (a)	1,800	60,570
	Dobson Communications Corp., Class A (a)	8,190	73,710
	Millicom International Cellular SA (a)	2,890	142,130
	NII Holdings, Inc. (a)	2,480	148,552
	VimpelCom, ADR (a)	1,320	61,446
	Wireless Telecommunication Services Total		547,826
	TELECOMMUNICATION SERVICES TOTAL		547,826

	Total Common Stocks (cost of $9,604,512)		13,625,547
		Par ($)
Short-Term Obligation — 3.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $532,850 (repurchase proceeds $516,197)	516,000	516,000

	Total Short-Term Obligation (cost of $516,000)		516,000

7

Total Investments — 101.0% (cost of $10,120,512)(b)(c)	14,141,547

Other Assets & Liabilities, Net — (1.0)%	(146,463)

Net Assets — 100.0%	13,995,084

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $10,120,512.
(c)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,122,450	$(101,415)	$4,021,035

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 9.1%
Automobiles — 0.4%
	Harley-Davidson, Inc.	10,000	508,400
	Automobiles Total		508,400
Diversified Consumer Services — 0.7%
	Apollo Group, Inc., Class A (a)	20,000	1,092,800
	Diversified Consumer Services Total		1,092,800
Hotels Restaurants & Leisure — 0.7%
	Yum! Brands, Inc.	20,070	1,037,218
	Hotels Restaurants & Leisure Total		1,037,218
Household Durables — 0.4%
	Desarrolladora Homex SA de CV, ADR (a)	15,200	582,464
	Household Durables Total		582,464
Internet & Catalog Retail — 0.2%
	IAC/InterActiveCorp (a)	11,370	328,252
	Internet & Catalog Retail Total		328,252
Media — 2.4%
	Cablevision Systems Corp.	17,880	362,428
	Comcast Corp., Class A (a)	38,050	1,173,081
	Media General, Inc., Class A	9,780	401,762
	News Corp., Class A	37,238	639,004
	Time Warner, Inc.	56,430	981,882
	Media Total		3,558,157
Multiline Retail — 1.5%
	Federated Department Stores, Inc.	7,488	582,941
	Kohl’s Corp. (a)	19,110	1,067,102
	Stockmann Oyj Abp, Class B	11,850	485,874
	Multiline Retail Total		2,135,917
Specialty Retail — 1.5%
	Bed Bath & Beyond, Inc. (a)	21,470	823,375
	Gap, Inc.	26,520	479,747
	Home Depot, Inc.	5,240	209,233
	TJX Companies., Inc.	28,370	684,568
	Specialty Retail Total		2,196,923
Textiles, Apparel & Luxury Goods — 1.3%
	Carter’s, Inc. (a)	7,080	476,909

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	NIKE, Inc., Class B	17,940	1,468,209
	Textiles, Apparel & Luxury Goods Total		1,945,118
	CONSUMER DISCRETIONARY TOTAL		13,385,249
CONSUMER STAPLES — 11.1%
Beverages — 2.3%
	Anheuser-Busch Companies, Inc.	17,990	801,994
	Coca-Cola Co.	45,950	1,928,062
	Coca-Cola Enterprises, Inc.	34,400	671,832
	Beverages Total		3,401,888
Food & Staples Retailing — 2.6%
	Wal-Mart Stores, Inc.	48,830	2,198,815
	Walgreen Co.	39,000	1,635,270
	Food & Staples Retailing Total		3,834,085
Food Products — 3.8%
	ConAgra Foods, Inc.	34,120	773,842
	General Mills, Inc.	10,830	534,352
	Hershey Co.	9,500	506,730
	Nestle SA, Registered Shares	3,760	1,146,767
	Unilever NV, NY Shares	17,600	1,267,024
	Wrigley (Wm.) Jr. Co.	23,260	1,094,848
	Wrigley (Wm.) Jr. Co., Class B (a)	5,815	273,886
	Food Products Total		5,597,449
Household Products — 1.1%
	Procter & Gamble Co.	27,940	1,626,387
	Household Products Total		1,626,387
Personal Products — 0.3%
	Alberto-Culver Co.	9,500	427,215
	Personal Products Total		427,215
Tobacco — 1.0%
	Altria Group, Inc.	20,080	1,469,053
	Tobacco Total		1,469,053
	CONSUMER STAPLES TOTAL		16,356,077
ENERGY — 10.3%
Energy Equipment & Services — 4.5%
	Cooper Cameron Corp. (a)	20,390	1,024,394
	National Oilwell Varco, Inc. (a)	15,130	1,043,516
	Schlumberger Ltd.	34,180	2,363,205
	TGS Nopec Geophysical Co., ASA (a)	6,000	402,907

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	Transocean, Inc. (a)	21,330	1,729,223
	Energy Equipment & Services Total		6,563,245
Oil, Gas & Consumable Fuels — 5.8%
	BP PLC, ADR	13,430	990,060
	Chevron Corp.	16,540	1,009,271
	ConocoPhillips	19,860	1,328,634
	Exxon Mobil Corp.	40,220	2,537,077
	Massey Energy Co.	9,000	347,850
	Newfield Exploration Co. (a)	32,770	1,461,542
	Valero Energy Corp.	5,000	323,700
	Williams Companies, Inc.	27,400	600,882
	Oil, Gas & Consumable Fuels Total		8,599,016
	ENERGY TOTAL		15,162,261
FINANCIALS — 19.2%
Capital Markets — 3.8%
	Ameriprise Financial, Inc.	14,370	704,705
	Bank of New York Co., Inc.	20,000	703,000
	Charles Schwab Corp.	41,610	744,819
	Lazard Ltd., Class A	20,040	889,776
	Morgan Stanley	26,080	1,676,944
	Nomura Holdings, Inc., ADR	41,960	951,653
	Capital Markets Total		5,670,897
Commercial Banks — 5.6%
	HSBC Holdings PLC, ADR	11,810	1,023,691
	ICICI Bank Ltd., ADR	32,100	880,503
	Mitsubishi UFJ Financial Group, Inc., ADR	104,730	1,640,072
	Mizuho Financial Group, Inc.	210	1,790,805
	Raiffeisen International Bank Holding AG	9,060	789,706
	Sumitomo Trust & Banking Co., Ltd.	38,000	404,479
	SunTrust Banks, Inc.	8,700	672,771
	U.S. Bancorp	20,480	643,891
	Wachovia Corp.	5,630	336,955
	Commercial Banks Total		8,182,873
Consumer Finance — 1.4%
	American Express Co.	20,750	1,116,557
	SLM Corp.	18,860	997,317
	Consumer Finance Total		2,113,874
Diversified Financial Services — 3.6%
	Asset Acceptance Capital Corp. (a)	28,570	596,827

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	Citigroup, Inc.	56,503	2,822,325
	JPMorgan Chase & Co.	40,806	1,851,776
	Diversified Financial Services Total		5,270,928
Insurance — 4.8%
	AFLAC, Inc.	18,870	897,080
	American International Group, Inc.	20,724	1,352,241
	Berkshire Hathaway, Inc., Class B (a)	700	2,066,400
	Hannover Rueckversicherung AG, Registered Shares	26,300	975,163
	Marsh & McLennan Companies, Inc.	10,850	332,769
	St. Paul Travelers Companies, Inc.	20,630	908,339
	Willis Group Holdings Ltd.	16,000	562,400
	Insurance Total		7,094,392
	FINANCIALS TOTAL		28,332,964
HEALTH CARE — 13.2%
Biotechnology — 1.5%
	Amgen, Inc. (a)	9,420	637,734
	Biogen Idec, Inc. (a)	25,200	1,130,220
	Gilead Sciences, Inc. (a)	6,600	379,500
	Biotechnology Total		2,147,454
Health Care Equipment & Supplies — 4.3%
	Baxter International, Inc.	33,080	1,247,116
	DENTSPLY International, Inc.	13,440	801,965
	Hospira, Inc. (a)	32,880	1,267,524
	Medtronic, Inc.	28,340	1,420,400
	St. Jude Medical, Inc. (a)	20,000	789,600
	Zimmer Holdings, Inc. (a)	13,210	830,909
	Health Care Equipment & Supplies Total		6,357,514
Health Care Providers & Services — 2.5%
	Community Health Systems, Inc. (a)	21,300	771,912
	Henry Schein, Inc. (a)	12,500	582,750
	LifePoint Hospitals, Inc. (a)	20,260	642,242
	McKesson Corp.	21,120	1,026,221
	Omnicare, Inc.	10,990	623,243
	Health Care Providers & Services Total		3,646,368
Health Care Technology — 0.1%
	IMS Health, Inc.	5,300	144,054
	Health Care Technology Total		144,054

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.7%
	Applera Corp. - Applied Biosystems Group	34,490	994,692
	Life Sciences Tools & Services Total		994,692
Pharmaceuticals — 4.1%
	Abbott Laboratories	16,670	712,476
	Johnson & Johnson	26,660	1,562,543
	Novartis AG, ADR	20,640	1,187,006
	Novo-Nordisk A/S, Class B	8,940	580,544
	Pfizer, Inc.	19,870	503,307
	Sanofi-Aventis, ADR	19,670	925,277
	Wyeth	13,350	649,744
	Pharmaceuticals Total		6,120,897
	HEALTH CARE TOTAL		19,410,979
INDUSTRIALS — 9.8%
Aerospace & Defense — 1.0%
	Goodrich Corp.	17,800	792,100
	Hexcel Corp. (a)	30,000	662,700
	Aerospace & Defense Total		1,454,800
Air Freight & Logistics — 1.7%
	United Parcel Service, Inc., Class B	20,880	1,692,742
	Yamato Transport Co., Ltd.	44,310	883,359
	Air Freight & Logistics Total		2,576,101
Building Products — 0.4%
	Assa Abloy AB	27,900	540,249
	Building Products Total		540,249
Commercial Services & Supplies — 0.9%
	Avery Dennison Corp.	13,710	856,875
	ChoicePoint, Inc. (a)	10,880	479,046
	Commercial Services & Supplies Total		1,335,921
Electrical Equipment — 0.6%
	Thomas & Betts Corp. (a)	14,750	840,013
	Electrical Equipment Total		840,013
Industrial Conglomerates — 2.4%
	General Electric Co.	82,060	2,838,455
	Siemens AG, ADR	7,190	680,462
	Industrial Conglomerates Total		3,518,917
Machinery — 2.1%
	Caterpillar, Inc.	16,150	1,223,201
	Deere & Co.	8,570	752,275
	Eaton Corp.	6,840	524,286

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Pall Corp.	20,150	608,127
	Machinery Total		3,107,889
Marine — 0.2%
	A.P. Moller - Maersk A/S	40	343,629
	Marine Total		343,629
Trading Companies & Distributors — 0.5%
	GATX Corp.	14,640	685,152
	Trading Companies & Distributors Total		685,152
	INDUSTRIALS TOTAL		14,402,671
INFORMATION TECHNOLOGY — 16.7%
Communications Equipment — 3.8%
	Cisco Systems, Inc. (a)	63,550	1,331,373
	Corning, Inc. (a)	29,540	816,190
	CSR PLC (a)	38,950	858,720
	Motorola, Inc.	16,140	344,589
	Nokia OYJ, ADR	48,890	1,107,847
	QUALCOMM, Inc.	21,420	1,099,703
	Communications Equipment Total		5,558,422
Computers & Peripherals — 2.3%
	Dell, Inc. (a)	18,940	496,228
	EMC Corp. (a)	41,740	563,907
	Hewlett-Packard Co.	28,970	940,656
	International Business Machines Corp.	12,750	1,049,835
	Palm, Inc. (a)	16,360	369,736
	Computers & Peripherals Total		3,420,362
Internet Software & Services — 1.0%
	eBay, Inc. (a)	23,150	796,591
	Yahoo!, Inc. (a)	22,620	741,484
	Internet Software & Services Total		1,538,075
IT Services — 1.5%
	DST Systems, Inc. (a)	10,750	661,340
	First Data Corp.	17,040	812,638
	Paychex, Inc.	17,490	706,421
	IT Services Total		2,180,399
Office Electronics — 0.5%
	Zebra Technologies Corp., Class A (a)	18,425	731,288
	Office Electronics Total		731,288

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 5.0%
	Advanced Micro Devices, Inc. (a)	24,990	808,426
	Analog Devices, Inc.	19,380	734,890
	Applied Materials, Inc.	27,420	492,189
	ASML Holding N.V., N.Y. Registered Shares (a)	33,190	701,969
	Intel Corp.	25,600	511,488
	Intersil Corp., Class A	13,970	413,652
	Samsung Electronics Co., Ltd., GDR (b)	6,770	2,308,570
	Sanken Electric Co. Ltd.	14,500	219,031
	Texas Instruments, Inc.	33,220	1,153,066
	Semiconductors & Semiconductor Equipment Total		7,343,281
Software — 2.6%
	Activision, Inc. (a)	36,800	522,192
	Microsoft Corp.	72,860	1,759,569
	Oracle Corp. (a)	58,810	858,038
	Quest Software, Inc. (a)	27,230	468,628
	Wind River Systems, Inc. (a)	27,170	310,010
	Software Total		3,918,437
	INFORMATION TECHNOLOGY TOTAL		24,690,264
MATERIALS — 4.6%
Chemicals — 1.9%
	Air Products & Chemicals, Inc.	10,910	747,553
	Dow Chemical Co.	15,800	641,638
	International Flavors & Fragrances, Inc.	16,760	592,131
	Potash Corp. of Saskatchewan, Inc.	8,610	815,195
	Chemicals Total		2,796,517
Metals & Mining — 2.5%
	Companhia Vale do Rio Doce, ADR	14,260	734,675
	Inco Ltd.	15,570	879,238
	Mittal Steel Co. NV, Class A	22,980	861,520
	Newmont Mining Corp.	21,790	1,271,665
	Metals & Mining Total		3,747,098
Paper & Forest Products — 0.2%
	Votorantim Celulose e Papel SA, ADR	18,280	294,125
	Paper & Forest Products Total		294,125
	MATERIALS TOTAL		6,837,740
TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 2.0%
	BellSouth Corp.	19,090	644,860

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Chunghwa Telecom Co., Ltd.	25,700	529,420
	Philippine Long Distance Telephone Co., ADR	6,000	238,500
	Telekomunikasi Indonesia, ADR	31,280	1,079,160
	Verizon Communications, Inc.	14,440	476,953
	Diversified Telecommunication Services Total		2,968,893
	TELECOMMUNICATION SERVICES TOTAL		2,968,893
UTILITIES — 1.7%
Electric Utilities — 1.2%
	Edison International	27,960	1,129,864
	Exelon Corp.	11,010	594,540
	Electric Utilities Total		1,724,404
Multi-Utilities — 0.5%
	Dominion Resources, Inc.	6,880	515,106
	Duke Energy Corp.	10,920	317,990
	Multi-Utilities Total		833,096
	UTILITIES TOTAL		2,557,500

	Total Common Stocks (cost of $103,994,327)		144,104,598
Investment Company — 0.8%
	iShares MSCI Japan Index Fund	75,900	1,123,320

	Total Investment Company (cost of $537,372)		1,123,320
		Par ($)
Short-Term Obligation — 3.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $4,599,341 (repurchase proceeds $4,508,716)	4,507,000	4,507,000

	Total Short-Term Obligation (cost of $4,507,000)		4,507,000

8

Total Investments — 101.6% (cost of $109,038,699)(c)(d)	149,734,918

Other Assets & Liabilities, Net — (1.6)%	(2,321,249)

Net Assets — 100.0%	147,413,669

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of this security, which is not illiquid, represents 1.6% of net assets.

(c)	Cost for federal income tax purposes is $109,038,699.

(d)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$41,815,976	$(1,119,757)	$40,696,219

9

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO
April 30, 2006 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 33.8%
COMMUNICATIONS — 2.9%
Media — 0.6%
Walt Disney Co.
	5.500% 12/29/06	475,000	475,576
	Media Total		475,576
Telecommunications — 2.3%
Sprint Capital Corp	.
	4.780% 08/17/06	600,000	599,006
Verizon Global Funding Corp.
	4.879% 08/15/07(a)	600,000	600,138
Verizon Wireless Capital LLC
	5.375% 12/15/06	750,000	749,804
	Telecommunications Total		1,948,948
	COMMUNICATIONS TOTAL		2,424,524
CONSUMER CYCLICAL — 5.5%
Apparel — 1.5%
Jones Apparel Group, Inc.
	7.875% 06/15/06	500,000	501,253
Nike, Inc.
	5.500% 08/15/06	750,000	750,536
	Apparel Total		1,251,789
Auto Manufacturers — 1.3%
DaimlerChrysler North America Holding Corp.
	5.380% 05/24/06(a)	600,000	599,963
	6.400% 05/15/06	455,000	455,134
	Auto Manufacturers Total		1,055,097
Retail — 1.8%
McDonald’s Corp.
	5.375% 04/30/07	610,000	610,304
Target Corp.
	5.950% 05/15/06	885,000	885,252
	Retail Total		1,495,556
Textiles — 0.9%
Cintas Corp.
	5.125% 06/01/07	750,000	748,811
	Textiles Total		748,811
	CONSUMER CYCLICAL TOTAL		4,551,253
CONSUMER NON-CYCLICAL — 5.5%
Agriculture — 0.6%
Cargill, Inc.

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Agriculture — (continued)
	6.250% 05/01/06(b)	500,000	500,015
	Agriculture Total		500,015
Beverages — 1.5%
Bottling Group LLC
	2.450% 10/16/06	700,000	690,936
Coca-Cola Enterprises, Inc.
	5.375% 08/15/06	550,000	550,235
	Beverages Total		1,241,171
Food — 2.4%
Campbell Soup Co.
	6.900% 10/15/06	750,000	754,974
General Mills, Inc.
	5.125% 02/15/07	500,000	498,925
Sysco Corp.
	7.000% 05/01/06	750,000	750,040
	Food Total		2,003,939
Healthcare Services — 0.6%
WellPoint, Inc.
	3.750% 12/14/07	500,000	487,059
	Healthcare Services Total		487,059
Pharmaceuticals — 0.4%
Abbott Laboratories
	5.625% 07/01/06	400,000	400,190
	Pharmaceuticals Total		400,190
	CONSUMER NON-CYCLICAL TOTAL		4,632,374
ENERGY — 0.4%
Oil & Gas — 0.4%
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	361,900	345,042
	Oil & Gas Total		345,042
	ENERGY TOTAL		345,042
FINANCIALS — 15.2%
Diversified Financial Services — 13.0%
American Honda Finance Corp.
	4.794% 08/23/07(a)(b)	500,000	500,079
CIT Group, Inc.
	4.949% 02/15/07(a)	1,000,000	1,001,491
Countrywide Home Loans, Inc.
	3.250% 05/21/08	500,000	479,353

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	200,000	195,432
	5.249% 02/15/07(a)	1,000,000	1,003,671
General Electric Capital Corp.
	6.500% 12/10/07	500,000	509,186
Goldman Sachs Group, Inc.
	5.163% 01/09/07(a)	1,500,000	1,501,081
Household Financial Corp.
	7.650% 05/15/07	650,000	664,987
John Deere Capital Corp.
	3.625% 05/25/07	500,000	491,200
Merrill Lynch & Co.
	3.000% 04/30/07	200,000	194,827
	5.090% 06/06/06(a)	700,000	699,966
	5.170% 05/22/06(a)	600,000	603,728
Morgan Stanley
	4.930% 11/24/06(a)	1,500,000	1,500,322
SLM Corp.
	5.110% 09/15/06(a)	1,510,000	1,510,426
	Diversified Financial Services Total		10,855,749
Insurance — 2.2%
Berkshire Hathaway Finance Corp.
	4.810% 05/16/08(a)	500,000	499,922
Genworth Financial, Inc.
	5.060% 06/15/07(a)	1,100,000	1,101,352
Prudential Financial, Inc.
	4.104% 11/15/06	225,000	223,607
	Insurance Total		1,824,881
	FINANCIALS TOTAL		12,680,630
INDUSTRIALS — 1.1%
Aerospace & Defense — 0.6%
United Technologies Corp.
	7.000% 09/15/06	500,000	503,349
	Aerospace & Defense Total		503,349
Transportation — 0.5%
CSX Corp.

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
	5.430% 08/03/06(a)	387,000	387,000
	Transportation Total		387,000
	INDUSTRIALS TOTAL		890,349
INFORMATION TECHNOLOGY — 1.3%
Computers — 0.9%
International Business Machines Corp.
	4.965% 06/28/07(a)	750,000	749,779
	Computers Total		749,779
IT Services — 0.4%
First Data Corp.
	4.700% 11/01/06	300,000	299,047
	IT Services Total		299,047
	TOTAL INFORMATION TECHNOLOGY		1,048,826
UTILITIES — 1.9%
Electric — 1.9%
Alabama Power Co.
	2.800% 12/01/06	400,000	394,377
Nisource Finance Corp.
	3.200% 11/01/06	500,000	494,896
Wisconsin Electric Power Co.
	3.500% 12/01/07	750,000	728,565
	Electric Total		1,617,838
	UTILITIES TOTAL		1,617,838

	Total Corporate Fixed-Income Bonds & Notes (cost of $28,522,972)		28,190,836
Asset-Backed Securities — 29.7%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	500,000	483,909
	4.310% 09/08/08	814,749	812,720
Ameriquest Mortgage Securities, Inc.
	I.O.
	5.000% 06/25/06(c)	4,412,500	15,133
Bay View Auto Trust
	5.010% 06/25/14	300,000	296,275
Capital One Auto Finance Trust
	4.790% 05/15/09	1,000,000	996,767
Centex Home Equity
	5.069% 10/25/35(a)	679,092	679,318

4

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	6.540% 01/25/32	274,951	271,037
Chase Credit Card Master Trust
	5.021% 02/15/10(a)	1,000,000	1,001,614
Chase Funding Mortgage Loan Asset-Backed Certificates
	7.140% 09/25/28	181,403	180,721
Chase Manhattan Auto Owner Trust
	4.770% 03/15/08	800,000	797,962
CNH Equipment Trust
	3.380% 02/15/11	750,000	733,755
	5.200% 08/16/10	750,000	748,252
DaimlerChrysler Auto Trust
	3.090% 01/08/08	156,962	156,544
Franklin Auto Trust
	3.130% 11/15/11	439,555	429,424
	4.910% 04/20/10	1,000,000	995,310
Gracechurch Card Funding PLC
	5.011% 03/15/10(a)	1,000,000	1,002,069
GS Auto Loan Trust
	4.320% 05/15/08	621,266	619,331
Harley-Davidson Motorcycle Trust
	2.630% 11/15/10	171,720	166,906
Honda Auto Receivables Owner Trust
	4.850% 06/18/08	750,000	747,727
Household Automotive Trust
	2.220% 11/17/09	662,395	653,029
Long Beach Auto Receivables Trust
	3.402% 09/15/09	550,000	545,010
	4.050% 04/15/11	800,000	781,094
	4.080% 06/15/10	700,000	689,294
	4.325% 06/15/09	789,928	786,873
	4.406% 05/15/10	600,000	592,852
Long Beach Mortgage Loan Trust
	I.O.
	4.500% 12/25/06(c)	3,280,921	65,082
MBNA Credit Card Master Note Trust
	5.750% 10/15/08(d)	439,000	439,126
Nissan Auto Lease Trust
	2.570% 06/15/09	166,436	165,570
	4.271% 11/15/06	210,742	210,613
Nomura Asset Acceptance Corp.
	5.099% 01/25/36(a)(b)	912,202	912,186
Onyx Acceptance Grantor Trust

5

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	3.090% 09/15/08	215,473	213,791
Ownit Mortgage Loan Asset-Backed Certificates
	5.424% 12/25/36(a)	707,671	703,761
Providian Gateway Master Trust
	3.350% 09/15/11(b)	1,500,000	1,459,017
Residential Asset Mortgage Products, Inc.
	3.420% 10/25/27(a)	698,202	692,218
	3.810% 01/25/26	153,847	153,017
Residential Funding Mortgage Securities II, Inc.
	5.079% 09/25/35(a)	761,310	761,669
Soundview Home Equity Loan Trust
	5.129% 04/25/35(a)	175,038	175,071
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	750,000	731,569
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	52,545	52,260
WFS Financial Owner Trust
	2.850% 09/22/08	315,196	314,239
	3.020% 05/20/11	633,896	623,672
	3.150% 05/20/11	922,164	907,751
	3.250% 05/20/11	1,000,000	986,464

	Total Asset-Backed Securities (cost of $24,898,041)		24,750,002
Collateralized Mortgage Obligations — 13.9%
AGENCY — 10.8%
Federal Home Loan Mortgage Corp.
	2.351% 08/15/08	848,519	832,064
	3.000% 06/15/23	1,031,546	1,015,073
	4.000% 05/15/14	100,000	97,387
	4.000% 07/15/24	500,812	491,832
	4.250% 03/15/17	797,551	790,864
	4.500% 11/15/16	473,519	465,304
	5.000% 11/15/15	282,406	279,970
	5.000% 02/15/16	937,651	928,694
	5.000% 09/15/19	1,000,000	996,432
	5.000% 05/15/26	492,544	489,768
	5.500% 04/15/27	1,886,509	1,889,280
Federal National Mortgage Association

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 01/25/23	690,364	686,626
	AGENCY TOTAL		8,963,294
NON - AGENCY — 3.1%
JP Morgan Mortgage Trust
	5.500% 04/25/36	400,000	394,158
Opteum Mortgage Acceptance Corp.
	5.470% 12/25/35	742,580	739,207
Paragon Mortgages PLC
	4.901% 06/15/41(a)(b)	491,370	491,370
Washington Mutual
	3.624% 04/25/35(a)	234,930	234,073
	4.843% 10/25/35(a)	777,797	766,577
	NON - AGENCY TOTAL		2,625,385

	Total Collateralized Mortgage Obligations (cost of $11,677,755)		11,588,679
Government Agencies & Obligations — 13.1%
U.S. GOVERNMENT AGENCIES — 11.0%
Federal Home Loan Bank
	2.625% 02/16/07	500,000	490,069
	4.000% 03/10/08	500,000	489,862
	5.375% 02/15/07	1,250,000	1,251,432
Federal Home Loan Mortgage Corp.
	2.750% 10/15/06	1,500,000	1,483,558
	2.875% 12/15/06	2,000,000	1,971,412
	3.750% 11/15/06	1,000,000	992,197
	4.125% 04/02/07	2,000,000	1,980,916
Federal National Mortgage Association
	4.725% 09/07/06(a)	500,000	499,875
	TOTAL U.S. GOVERNMENT AGENCIES		9,159,321
U.S. GOVERNMENT OBLIGATIONS — 2.1%
U.S. Treasury Notes
	2.500% 10/31/06	1,300,000	1,284,461
	3.125% 01/31/07	500,000	493,262
	TOTAL U.S. GOVERNMENT OBLIGATIONS		1,777,723

	Total Government Agencies & Obligations (cost of $11,033,752)		10,937,044
Mortgage-Backed Securities — 3.9%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/19	1,656,113	1,611,987
Federal National Mortgage Association

7

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 09/01/19	1,320,191	1,337,434
	6.500% 07/01/34	253,108	257,898

	Total Mortgage-Backed Securities (cost of $3,326,007)		3,207,319
Municipal Bonds — 3.7%
KS Wyandotte County Kansas City Unified Government Special Obligation Revenue
	Series 2005,
	4.670% 12/01/09	500,000	492,595
NJ Camden County Improvement Authority
	Series 2005,
	4.220% 08/03/06(a)(e)	500,000	498,755
NY City
	Series 2005 L,
	4.000% 12/01/06(a)(e)	300,000	297,867
NY Urban Development Corp. Revenue
	Series 2004 B-3
	3.580% 12/15/07(a)(e)	800,000	780,184
OH Knowledge Works Foundation Student Loan Revenue
	Series 2000 A-3,
	4.901% 11/01/35(a)(e)	500,000	500,000
OK Student Loan Authority
	Series 2000 A-1,
	4.950% 06/01/30(a)(e)	500,000	500,000

	Total Municipal Bonds (cost of $3,100,888)		3,069,401
Short-Term Obligation — 2.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/28/06, due 05/01/06 at 4.570%, collateralized by a U.S. Treasury Bond maturing 07/06/06, market value of $2,230,313 (repurchase proceeds $2,183,831).	2,183,000	2,183,000

	Total Short-Term Obligation (cost of $2,183,000)		2,183,000

8

Total Investments — 100.7% (cost of $84,742,415)(f)(g)	83,926,281

Other Assets & Liabilities, Net — (0.7)%	(559,373)

Net Assets — 100.0%	83,366,908

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities, which are not illiquid, amounted to $4,207,709, which represents 5.0% of net assets.

(c)	Accrued interest accumulates in the value of this security and is payable at redemption.
(d)	Investments in affiliates during the three months ended April 30, 2006: Security name: MBNA Credit Card Master Note Trust, 5.750% 10/15/08
	Par as of 07/31/05:	$439,000
	Par Purchased:	$—
	Par Sold:	$—
	Par as of 04/30/06:	$439,000
	Net realized gain/loss:	$—
	Interest income earned:	$2,104
	Value at end of period:	$439,126
(e)	Auction rate security. A debt security in which the interest rate is reset periodically, at intervals established at the time of issuance.
(f)	Cost for federal income tax purposes is $84,742,415.
(g)	Unrealized appreciation and depreciation at April 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$24,247	$(840,381)	$(816,134)

9

Acronym	Name
I.O.	Interest only security

10

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust (formerly CMG Fund Trust)

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 28, 2006